UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: March 31, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: March 31, 2025

Defensive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SNSAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class F Shares	$26	0.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Defensive Strategy Fund, Class F Shares - $126,525
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
S&P 500 Index (TR) - $324,818
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US - $128,109
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120,357
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Defensive Strategy Fund, Class F Shares - $126525	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US - $128109	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120357
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$100075	$101961	$101783	$100358	$100123
Mar/17	$102518	$102410	$119261	$102421	$100480
Mar/18	$104003	$103641	$135948	$104306	$101595
Mar/19	$106860	$108285	$148858	$107279	$103752
Mar/20	$107681	$117959	$138471	$109872	$106092
Mar/21	$114130	$118797	$216502	$116342	$106216
Mar/22	$114594	$113865	$250375	$114608	$106283
Mar/23	$113906	$108418	$231025	$114826	$108945
Mar/24	$119751	$110259	$300058	$121260	$114655
Mar/25	$126525	$115639	$324818	$128109	$120357

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations during the reporting period included SDIT Short-Duration Government Fund, SIMT Multi-Asset Capital Stability Fund, and SIMT Conservative Income Fund, all of which contributed positively to Fund performance. SDIT Short-Duration Government Fund was the strongest performer over the period, driven by the steepening of the U.S. Treasury yield curve, with short-term yields declining and longer-term yields static to slightly rising. Treasury Inflation-Protected Securities (TIPS) benefited from both from the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, benefiting both investment-grade and high-yield fixed-income funds.

SIMT Liquid Alternative Fund marginally detracted from total performance over the reporting period and was the only fund holding to record a negative return. SIMT Global Managed Volatility Fund performed well over the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors bolstered performance for the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark. The Fund’s outperformance relative to the Bloomberg U.S. Aggregate Bond Index was driven by its exposure to global equities through the holding in SIMT Global Managed Volatility Fund.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Fund, Class F Shares	5.66%	3.28%	2.38%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US	5.65%	3.12%	2.51%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.97%	2.56%	1.87%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,942	11	$-	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Defensive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SNSAX

Annual Shareholder Report: March 31, 2025

SNSAX-AR-2025

Annual Shareholder Report: March 31, 2025

Defensive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEDIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class I Shares	$51	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.46%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Defensive Strategy Fund, Class I Shares - $123,243
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
S&P 500 Index (TR) - $324,818
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US - $128,109
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120,357
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Defensive Strategy Fund, Class I Shares - $123243	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US - $128109	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120357
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$99814	$101961	$101783	$100358	$100123
Mar/17	$101898	$102410	$119261	$102421	$100480
Mar/18	$103103	$103641	$135948	$104306	$101595
Mar/19	$105617	$108285	$148858	$107279	$103752
Mar/20	$106174	$117959	$138471	$109872	$106092
Mar/21	$112376	$118797	$216502	$116342	$106216
Mar/22	$112475	$113865	$250375	$114608	$106283
Mar/23	$111491	$108418	$231025	$114826	$108945
Mar/24	$117049	$110259	$300058	$121260	$114655
Mar/25	$123243	$115639	$324818	$128109	$120357

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg US Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations during the reporting period included SDIT Short-Duration Government Fund, SIMT Multi-Asset Capital Stability Fund, and SIMT Conservative Income Fund, all of which contributed positively to Fund performance. SDIT Short-Duration Government Fund was the strongest performer over the period, driven by the steepening of the U.S. Treasury yield curve, with short-term yields declining and longer-term yields static to slightly rising. Treasury Inflation-Protected Securities (TIPS) benefited from both from the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, benefiting both investment-grade and high-yield fixed-income funds.

SIMT Liquid Alternative Fund marginally detracted from total performance over the reporting period and was the only fund holding to record a negative return. SIMT Global Managed Volatility Fund performed well over the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors bolstered performance for the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark. The Fund’s outperformance relative to the Bloomberg U.S. Aggregate Bond Index was driven by its exposure to global equities through the holding in SIMT Global Managed Volatility Fund.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Fund, Class I Shares	5.29%	3.03%	2.11%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
70/20/5/5 BBG 1-3 Yr GovCred, BBG 1-3 Mon T-Bill, R3000, MSCI ACWI ex US	5.65%	3.12%	2.51%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.97%	2.56%	1.87%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,942	11	$-	15%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Defensive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEDIX

Annual Shareholder Report: March 31, 2025

SEDIX-AR-2025

Annual Shareholder Report: March 31, 2025

Defensive Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - STDAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Defensive Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Allocation Fund, Class F Shares	$53	0.52%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Defensive Strategy Allocation Fund, Class F Shares - $125,381
S&P 500 Index (TR) - $324,818
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
80/20 ICE US 3 Mon T-Bill, ICE USHYC - $128,264
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Defensive Strategy Allocation Fund, Class F Shares - $125381	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	80/20 ICE US 3 Mon T-Bill, ICE USHYC - $128264
Mar/15	$100000	$100000	$100000	$100000
Mar/16	$99809	$101783	$101961	$99337
Mar/17	$111938	$119261	$102410	$102806
Mar/18	$116443	$135948	$103641	$104478
Mar/19	$127177	$148858	$108285	$107509
Mar/20	$106804	$138471	$117959	$107911
Mar/21	$112019	$216502	$118797	$112689
Mar/22	$112219	$250375	$113865	$112695
Mar/23	$112800	$231025	$108418	$114248
Mar/24	$119547	$300058	$110259	$121574
Mar/25	$125381	$324818	$115639	$128264

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SDIT Government Fund and SIMT High Yield Bond Fund, both of which contributed positively to Fund performance. Overall, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index, which tracks the performance of U.S. securities in the Treasury, government-related, corporate, and securitized sectors, over the period as credit risk, and risk assets in general, performed well during the period. High-yield bonds benefited from credit spreads remaining tight over the period. Money market funds and other cash-equivalent assets marginally underperformed investment-grade credit and U.S. Treasury securities.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. Although the Fund lagged the primary benchmark, its overall performance was in line with our expectations for the Fund’s asset allocation.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Defensive Strategy Allocation Fund, Class F Shares	4.88%	3.26%	2.29%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
80/20 ICE US 3 Mon T-Bill, ICE USHYC	5.50%	3.52%	2.52%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,653	2	$-	17%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	80.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	19.2%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Defensive Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - STDAX

Annual Shareholder Report: March 31, 2025

STDAX-AR-2025

Annual Shareholder Report: March 31, 2025

Conservative Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SVSAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class F Shares	$29	0.28%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.26%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Conservative Strategy Fund, Class F Shares - $135,457
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
S&P 500 Index (TR) - $324,818
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $136,869
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120,357
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Conservative Strategy Fund, Class F Shares - $135457	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $136869	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120357
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$100301	$101961	$101783	$100125	$100123
Mar/17	$104535	$102410	$119261	$103686	$100480
Mar/18	$107513	$103641	$135948	$107036	$101595
Mar/19	$110783	$108285	$148858	$110432	$103752
Mar/20	$108924	$117959	$138471	$112299	$106092
Mar/21	$120593	$118797	$216502	$124533	$106216
Mar/22	$122468	$113865	$250375	$122804	$106283
Mar/23	$119867	$108418	$231025	$121117	$108945
Mar/24	$127439	$110259	$300058	$129320	$114655
Mar/25	$135457	$115639	$324818	$136869	$120357

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations during the reporting period included SIMT Multi-Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short-Duration Government Fund, all of which contributed positively to Fund performance. SDIT Short-Duration Government Fund was the strongest performer over the period, driven by the steepening of the U.S. Treasury yield curve, with short-term yields falling and longer-term yields static to slightly rising. Treasury Inflation-Protected Securities (TIPS) were bolstered by both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, benefiting both investment-grade and high-yield fixed-income funds.

SIMT Liquid Alternative Fund marginally detracted from total performance over the reporting period. SIMT Global Managed Volatility Fund performed well over the period and was the largest positive contributor to Fund performance. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. Fund performance also was bolstered by overweight allocations to international defensive sectors. The performance of SEI Enhanced Low Volatility U.S. Large Cap ETF was enhanced by exposure to both U.S. large-cap equities in the last three quarters of 2024, and to low-volatility equities in the first quarter of 2025.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the benchmark was attributable to the exposure to equities through the holdings in SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class F Shares	6.29%	4.46%	3.08%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.84%	4.04%	3.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.97%	2.56%	1.87%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$30,753	16	$-	13%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SVSAX

Annual Shareholder Report: March 31, 2025

SVSAX-AR-2025

Annual Shareholder Report: March 31, 2025

Conservative Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SSTDX

Fund Overview

This annual shareholder report contains important information about Class D Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class D Shares	$106	1.03%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.01%.

How did the Fund perform during the last 10 years?

Total Return Based on $150,000 Investment

Conservative Strategy Fund, Class D Shares - $188,099
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $173,459
S&P 500 Index (TR) - $487,227
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $205,303
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $180,535
$550,000
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Conservative Strategy Fund, Class D Shares - $188099	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $173459	S&P 500 Index (TR) - $487227	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $205303	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $180535
Mar/15	$150000	$150000	$150000	$150000	$150000
Mar/16	$149164	$152941	$152674	$150187	$150184
Mar/17	$154458	$153614	$178892	$155530	$150721
Mar/18	$157499	$155462	$203922	$160554	$152393
Mar/19	$161092	$162428	$223287	$165648	$155628
Mar/20	$157181	$176939	$207707	$168449	$159138
Mar/21	$172751	$178196	$324753	$186800	$159324
Mar/22	$173860	$170797	$375563	$184207	$159425
Mar/23	$168961	$162627	$346538	$181675	$163418
Mar/24	$178482	$165388	$450087	$193980	$171983
Mar/25	$188099	$173459	$487227	$205303	$180535

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations during the reporting period included SIMT Multi-Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short-Duration Government Fund, all of which contributed positively to Fund performance. SDIT Short-Duration Government Fund was the strongest performer over the period, driven by the steepening of the U.S. Treasury yield curve, with short-term yields falling and longer-term yields static to slightly rising. Treasury Inflation-Protected Securities (TIPS) were bolstered by both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, benefiting both investment-grade and high-yield fixed-income funds.

SIMT Liquid Alternative Fund marginally detracted from total performance over the reporting period. SIMT Global Managed Volatility Fund performed well over the period and was the largest positive contributor to Fund performance. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. Fund performance also was bolstered by overweight allocations to international defensive sectors. The performance of SEI Enhanced Low Volatility U.S. Large Cap ETF was enhanced by exposure to both U.S. large-cap equities in the last three quarters of 2024, and to low-volatility equities in the first quarter of 2025.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the benchmark was attributable to the exposure to equities through the holdings in SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class D Shares	5.39%	3.66%	2.29%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.84%	4.04%	3.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.97%	2.56%	1.87%

The line graph represents historical performance of a hypothetical investment of $150,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$30,753	16	$-	13%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SSTDX

Annual Shareholder Report: March 31, 2025

SSTDX-AR-2025

Annual Shareholder Report: March 31, 2025

Conservative Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SICIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class I Shares	$55	0.53%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.51%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Conservative Strategy Fund, Class I Shares - $132,051
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
S&P 500 Index (TR) - $324,818
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $136,869
ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120,357
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Conservative Strategy Fund, Class I Shares - $132051	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $136869	ICE BofA U.S. 3-Month Treasury Bill Index (USD) - $120357
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$99942	$101961	$101783	$100125	$100123
Mar/17	$104027	$102410	$119261	$103686	$100480
Mar/18	$106621	$103641	$135948	$107036	$101595
Mar/19	$109636	$108285	$148858	$110432	$103752
Mar/20	$107558	$117959	$138471	$112299	$106092
Mar/21	$118695	$118797	$216502	$124533	$106216
Mar/22	$120293	$113865	$250375	$122804	$106283
Mar/23	$117433	$108418	$231025	$121117	$108945
Mar/24	$124605	$110259	$300058	$129320	$114655
Mar/25	$132051	$115639	$324818	$136869	$120357

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations during the reporting period included SIMT Multi-Asset Capital Stability Fund, SIMT Core Fixed Income Fund, and SDIT Short-Duration Government Fund, all of which contributed positively to Fund performance. SDIT Short-Duration Government Fund was the strongest performer over the period, driven by the steepening of the U.S. Treasury yield curve, with short-term yields falling and longer-term yields static to slightly rising. Treasury Inflation-Protected Securities (TIPS) were bolstered by both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, benefiting both investment-grade and high-yield fixed-income funds.

SIMT Liquid Alternative Fund marginally detracted from total performance over the reporting period. SIMT Global Managed Volatility Fund performed well over the period and was the largest positive contributor to Fund performance. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. Fund performance also was bolstered by overweight allocations to international defensive sectors. The performance of SEI Enhanced Low Volatility U.S. Large Cap ETF was enhanced by exposure to both U.S. large-cap equities in the last three quarters of 2024, and to low-volatility equities in the first quarter of 2025.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the benchmark was attributable to the exposure to equities through the holdings in SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Fund, Class I Shares	5.98%	4.19%	2.82%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
70/10/10/10 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.84%	4.04%	3.19%
ICE BofA U.S. 3-Month Treasury Bill Index (USD)	4.97%	2.56%	1.87%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$30,753	16	$-	13%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	16.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.5%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SICIX

Annual Shareholder Report: March 31, 2025

SICIX-AR-2025

Annual Shareholder Report: March 31, 2025

Conservative Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SMGAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Conservative Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Allocation Fund, Class F Shares	$40	0.38%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Conservative Strategy Allocation Fund, Class F Shares - $173,446
S&P 500 Index (TR) - $324,818
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill - $220,823
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Conservative Strategy Allocation Fund, Class F Shares - $173446	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill - $220823
Mar/15	$100000	$100000	$100000	$100000
Mar/16	$100409	$101783	$101961	$99872
Mar/17	$112028	$119261	$102410	$113448
Mar/18	$116482	$135948	$103641	$122821
Mar/19	$127872	$148858	$108285	$131607
Mar/20	$110664	$138471	$117959	$125002
Mar/21	$140042	$216502	$118797	$167076
Mar/22	$152503	$250375	$113865	$179897
Mar/23	$143681	$231025	$108418	$172503
Mar/24	$159307	$300058	$110259	$205338
Mar/25	$173446	$324818	$115639	$220823

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT High Yield Bond Fund and SIMT U.S. Managed Volatility Fund. These two comprised roughly two-thirds of the portfolio’s assets. High-yield bonds benefited from credit spreads remaining tight over the period. SIMT U.S. Managed Volatility Fund performed well relative to its benchmark, the Russell 3000 Index, over the period as mega-cap tech experienced a sharp downturn in the first quarter of 2025. SDIT Government Fund and the Fund’s holding in SIMT Real Estate Fund saw strong performance, driven mainly by robust housing market activity and range-bound long-term yields that sold off in the last quarter of the period. There were no detractors from Fund performance during the period.

The Fund outperformed its primary benchmark for the reporting period and performed in line with our expectations for the portfolio’s asset allocation. The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Conservative Strategy Allocation Fund, Class F Shares	8.88%	9.40%	5.66%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
50/30/20 S&P 500, ICE USHYC, ICE 3 US Mon T-Bill	7.54%	12.05%	8.24%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$15,682	4	$-	14%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	32.9%
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	31.4%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	20.1%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	15.6%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Conservative Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SMGAX

Annual Shareholder Report: March 31, 2025

SMGAX-AR-2025

Annual Shareholder Report: March 31, 2025

Moderate Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SMOAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class F Shares	$33	0.32%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.31%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Moderate Strategy Fund, Class F Shares - $145,226
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
S&P 500 Index (TR) - $324,818
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $153,213
MSCI EAFE Index (Net) (USD) - $169,126
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Moderate Strategy Fund, Class F Shares - $145226	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $153213	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$99561	$101961	$101783	$99718	$91730
Mar/17	$106211	$102410	$119261	$105511	$102439
Mar/18	$110860	$103641	$135948	$111393	$117602
Mar/19	$114985	$108285	$148858	$115563	$113234
Mar/20	$111019	$117959	$138471	$115806	$96951
Mar/21	$129136	$118797	$216502	$137167	$140159
Mar/22	$133403	$113865	$250375	$137025	$141789
Mar/23	$127235	$108418	$231025	$132289	$139836
Mar/24	$136243	$110259	$300058	$144645	$161254
Mar/25	$145226	$115639	$324818	$153213	$169126

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SIMT Multi-Asset Accumulation Fund, and SEI Select International Equity ETF, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer as international equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Global Managed Volatility Fund was the largest contributor to Fund performance for the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors also bolstered performance over the period.

SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from Fund performance over the reporting period. Small-cap equities lagged the broad U.S. market due to their greater sensitivity to shifting macroeconomic conditions. The strong uptrend of U.S. large cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven by the exposure to equities through SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class F Shares	6.59%	5.52%	3.80%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.92%	5.76%	4.36%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,768	20	$-	19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Select International Equity ETFFootnote Reference**	5.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl YFootnote Reference**	4.8%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Moderate Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SMOAX

Annual Shareholder Report: March 31, 2025

SMOAX-AR-2025

Annual Shareholder Report: March 31, 2025

Moderate Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMSDX

Fund Overview

This annual shareholder report contains important information about Class D Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class D Shares	$110	1.07%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.

How did the Fund perform during the last 10 years?

Total Return Based on $150,000 Investment

Moderate Strategy Fund, Class D Shares - $202,307
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $173,459
S&P 500 Index (TR) - $487,227
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $229,820
MSCI EAFE Index (Net) (USD) - $253,689
$550,000
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Moderate Strategy Fund, Class D Shares - $202307	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $173459	S&P 500 Index (TR) - $487227	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $229820	MSCI EAFE Index (Net) (USD) - $253689
Mar/15	$150000	$150000	$150000	$150000	$150000
Mar/16	$148221	$152941	$152674	$149577	$137595
Mar/17	$156843	$153614	$178892	$158267	$153658
Mar/18	$162623	$155462	$203922	$167090	$176402
Mar/19	$167283	$162428	$223287	$173345	$169851
Mar/20	$160429	$176939	$207707	$173709	$145426
Mar/21	$185141	$178196	$324753	$205750	$210238
Mar/22	$189981	$170797	$375563	$205537	$212683
Mar/23	$179747	$162627	$346538	$198433	$209754
Mar/24	$191231	$165388	$450087	$216967	$241880
Mar/25	$202307	$173459	$487227	$229820	$253689

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SIMT Multi-Asset Accumulation Fund, and SEI Select International Equity ETF, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer as international equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Global Managed Volatility Fund was the largest contributor to Fund performance for the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors also bolstered performance over the period.

SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from Fund performance over the reporting period. Small-cap equities lagged the broad U.S. market due to their greater sensitivity to shifting macroeconomic conditions. The strong uptrend of U.S. large cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven by the exposure to equities through SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class D Shares	5.79%	4.75%	3.04%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.92%	5.76%	4.36%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $150,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,768	20	$-	19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Select International Equity ETFFootnote Reference**	5.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl YFootnote Reference**	4.8%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Moderate Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMSDX

Annual Shareholder Report: March 31, 2025

SMSDX-AR-2025

Annual Shareholder Report: March 31, 2025

Moderate Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMSIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class I Shares	$59	0.57%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.56%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Moderate Strategy Fund, Class I Shares - $141,644
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
S&P 500 Index (TR) - $324,818
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $153,213
MSCI EAFE Index (Net) (USD) - $169,126
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Moderate Strategy Fund, Class I Shares - $141644	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US - $153213	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$99312	$101961	$101783	$99718	$91730
Mar/17	$105585	$102410	$119261	$105511	$102439
Mar/18	$110072	$103641	$135948	$111393	$117602
Mar/19	$113757	$108285	$148858	$115563	$113234
Mar/20	$109663	$117959	$138471	$115806	$96951
Mar/21	$127105	$118797	$216502	$137167	$140159
Mar/22	$131051	$113865	$250375	$137025	$141789
Mar/23	$124636	$108418	$231025	$132289	$139836
Mar/24	$133169	$110259	$300058	$144645	$161254
Mar/25	$141644	$115639	$324818	$153213	$169126

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SIMT Multi-Asset Accumulation Fund, and SEI Select International Equity ETF, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer as international equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. SIMT Global Managed Volatility Fund was the largest contributor to Fund performance for the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors also bolstered performance over the period.

SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from Fund performance over the reporting period. Small-cap equities lagged the broad U.S. market due to their greater sensitivity to shifting macroeconomic conditions. The strong uptrend of U.S. large cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund’s outperformance versus the Bloomberg U.S. Aggregate Bond Index was driven by the exposure to equities through SIMT Global Managed Volatility Fund and SIMT U.S. Managed Volatility Fund.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Fund, Class I Shares	6.36%	5.25%	3.54%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
35/30/20/15 BBG 1-3 Yr GovCred, BBG US Agg, R3000, MSCI ACWI ex US	5.92%	5.76%	4.36%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,768	20	$-	19%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.9%
SEI Select International Equity ETFFootnote Reference**	5.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl YFootnote Reference**	4.8%
SEI Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Moderate Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMSIX

Annual Shareholder Report: March 31, 2025

SMSIX-AR-2025

Annual Shareholder Report: March 31, 2025

Moderate Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SXMAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Moderate Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Allocation Fund, Class F Shares	$38	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Moderate Strategy Allocation Fund, Class F Shares - $189,512
S&P 500 Index (TR) - $324,818
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE - $240,531
MSCI EAFE Index (Net) (USD) - $169,126
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Moderate Strategy Allocation Fund, Class F Shares - $189512	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE - $240531	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$99478	$101783	$101961	$100006	$91730
Mar/17	$111762	$119261	$102410	$114241	$102439
Mar/18	$120554	$135948	$103641	$125645	$117602
Mar/19	$129376	$148858	$108285	$134666	$113234
Mar/20	$111724	$138471	$117959	$126794	$96951
Mar/21	$147756	$216502	$118797	$176721	$140159
Mar/22	$160962	$250375	$113865	$193205	$141789
Mar/23	$155001	$231025	$108418	$184040	$139836
Mar/24	$174526	$300058	$110259	$223524	$161254
Mar/25	$189512	$324818	$115639	$240531	$169126

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

SIMT U.S. Managed Volatility Fund was the Fund’s largest allocation during the reporting period. Given its broad exposure to equities, the Fund was the top contributor to performance over the period. SIMT U.S. Managed Volatility Fund and SIMT Global Managed Volatility Fund performed well relative to their respective benchmarks, the Russell 3000 Index and the MSCI World Index, over the period (as mega-cap tech socks experienced a sharp decline in the first quarter of 2025). SIMT High Yield Bond Fund was the next-largest contributor to Fund performance for the period, bolstered by persistently tight credit spreads. U.S. large-cap stocks generated strong returns in the beginning of the period, but sold off slightly in the first quarter of 2025 due to heightened economic uncertainty. Fund’s positions in SDIT Government Fund and SIT International Equity Fund also performed well over the period.

The Fund outperformed the primary benchmark, the S&P 500 Index, for the reporting period, and performed in line with our expectations for the portfolio’s asset allocation. The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in the S&P 500 Index.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Moderate Strategy Allocation Fund, Class F Shares	8.59%	11.15%	6.60%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
60/20/15/5 S&P 500, ICE USHYC, ICE US 3 Mon T-Bill, MSCI EAFE	7.61%	13.66%	9.17%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$41,252	6	$-	13%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	46.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	18.0%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	14.6%
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	10.4%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	5.5%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	5.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Moderate Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SXMAX

Annual Shareholder Report: March 31, 2025

SXMAX-AR-2025

Annual Shareholder Report: March 31, 2025

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SSGAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class F Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Aggressive Strategy Fund, Class F Shares - $179,764
S&P 500 Index (TR) - $324,818
MSCI EAFE Index (Net) (USD) - $169,126
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg - $212,720
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Aggressive Strategy Fund, Class F Shares - $179764	S&P 500 Index (TR) - $324818	MSCI EAFE Index (Net) (USD) - $169126	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg - $212720
Mar/15	$100000	$100000	$100000	$100000
Mar/16	$94782	$101783	$91730	$97586
Mar/17	$106866	$119261	$102439	$110262
Mar/18	$119542	$135948	$117602	$123551
Mar/19	$120049	$148858	$113234	$128658
Mar/20	$106675	$138471	$96951	$119090
Mar/21	$153003	$216502	$140159	$172057
Mar/22	$156360	$250375	$141789	$179978
Mar/23	$144954	$231025	$139836	$168275
Mar/24	$167505	$300058	$161254	$199572
Mar/25	$179764	$324818	$169126	$212720

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer and was the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025. SIMT Dynamic Asset Allocation Fund generated strong performance due to both its underlying beta exposure (beta is a quantitative measure of the volatility of a security or portfolio relative to a benchmark) to the S&P 500 Index and positive alpha contribution (alpha is a measure of performance on a risk-adjusted basis, calculated by a comparison of the volatility of the portfolio versus its benchmark) in its overlay portfolio. Treasury Inflation-Protected Securities (TIPS) benefited from both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering both investment-grade and high-yield fixed-income funds.

SEI Select Small Cap ETF marginally detracted from the Fund’s performance over the reporting period. As small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the index due to its higher allocation to fixed-income securities, which underperformed stocks over the period.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class F Shares	7.32%	11.00%	6.04%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg	6.59%	12.30%	7.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$95,678	12	$-	45%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	22.9%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Select Emerging Markets Equity ETFFootnote Reference**	8.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.4%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.3%
SEI Select Small Cap ETFFootnote Reference**	5.9%
SEI Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SSGAX

Annual Shareholder Report: March 31, 2025

SSGAX-AR-2025

Annual Shareholder Report: March 31, 2025

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SASDX

Fund Overview

This annual shareholder report contains important information about Class D Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class D Shares	$115	1.11%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.

How did the Fund perform during the last 10 years?

Total Return Based on $150,000 Investment

Aggressive Strategy Fund, Class D Shares - $250,056
S&P 500 Index (TR) - $487,227
MSCI EAFE Index (Net) (USD) - $253,689
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg - $319,080
$550,000
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Aggressive Strategy Fund, Class D Shares - $250056	S&P 500 Index (TR) - $487227	MSCI EAFE Index (Net) (USD) - $253689	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg - $319080
Mar/15	$150000	$150000	$150000	$150000
Mar/16	$141105	$152674	$137595	$146380
Mar/17	$157912	$178892	$153658	$165394
Mar/18	$175369	$203922	$176402	$185327
Mar/19	$174734	$223287	$169851	$192987
Mar/20	$154128	$207707	$145426	$178636
Mar/21	$219436	$324753	$210238	$258086
Mar/22	$222393	$375563	$212683	$269967
Mar/23	$204863	$346538	$209754	$252413
Mar/24	$234784	$450087	$241880	$299358
Mar/25	$250056	$487227	$253689	$319080

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer and was the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025. SIMT Dynamic Asset Allocation Fund generated strong performance due to both its underlying beta exposure (beta is a quantitative measure of the volatility of a security or portfolio relative to a benchmark) to the S&P 500 Index and positive alpha contribution (alpha is a measure of performance on a risk-adjusted basis, calculated by a comparison of the volatility of the portfolio versus its benchmark) in its overlay portfolio. Treasury Inflation-Protected Securities (TIPS) benefited from both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering both investment-grade and high-yield fixed-income funds.

SEI Select Small Cap ETF marginally detracted from the Fund’s performance over the reporting period. As small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the index due to its higher allocation to fixed-income securities, which underperformed stocks over the period.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class D Shares	6.50%	10.16%	5.24%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg	6.59%	12.30%	7.84%

The line graph represents historical performance of a hypothetical investment of $150,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$95,678	12	$-	45%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	22.9%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Select Emerging Markets Equity ETFFootnote Reference**	8.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.4%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.3%
SEI Select Small Cap ETFFootnote Reference**	5.9%
SEI Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SASDX

Annual Shareholder Report: March 31, 2025

SASDX-AR-2025

Annual Shareholder Report: March 31, 2025

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEAIX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class I Shares	$63	0.61%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Aggressive Strategy Fund, Class I Shares - $175,235
S&P 500 Index (TR) - $324,818
MSCI EAFE Index (Net) (USD) - $169,126
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg - $212,720
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Aggressive Strategy Fund, Class I Shares - $175235	S&P 500 Index (TR) - $324818	MSCI EAFE Index (Net) (USD) - $169126	50/30/20 R3000, MSCI ACWI ex US, BBG US Agg - $212720
Mar/15	$100000	$100000	$100000	$100000
Mar/16	$94561	$101783	$91730	$97586
Mar/17	$106269	$119261	$102439	$110262
Mar/18	$118595	$135948	$117602	$123551
Mar/19	$118804	$148858	$113234	$128658
Mar/20	$105265	$138471	$96951	$119090
Mar/21	$150669	$216502	$140159	$172057
Mar/22	$153522	$250375	$141789	$179978
Mar/23	$142052	$231025	$139836	$168275
Mar/24	$163678	$300058	$161254	$199572
Mar/25	$175235	$324818	$169126	$212720

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SEI Select International Equity ETF, SIMT Large Cap Fund, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was the strongest performer and was the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025. SIMT Dynamic Asset Allocation Fund generated strong performance due to both its underlying beta exposure (beta is a quantitative measure of the volatility of a security or portfolio relative to a benchmark) to the S&P 500 Index and positive alpha contribution (alpha is a measure of performance on a risk-adjusted basis, calculated by a comparison of the volatility of the portfolio versus its benchmark) in its overlay portfolio. Treasury Inflation-Protected Securities (TIPS) benefited from both the stabilization of long-term yields and inflation, as measured by the consumer-price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering both investment-grade and high-yield fixed-income funds.

SEI Select Small Cap ETF marginally detracted from the Fund’s performance over the reporting period. As small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the index due to its higher allocation to fixed-income securities, which underperformed stocks over the period.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Aggressive Strategy Fund, Class I Shares	7.06%	10.73%	5.77%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%
50/30/20 R3000, MSCI ACWI ex US, BBG US Agg	6.59%	12.30%	7.84%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$95,678	12	$-	45%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	22.9%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	12.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.6%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Select Emerging Markets Equity ETFFootnote Reference**	8.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.7%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.4%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.3%
SEI Select Small Cap ETFFootnote Reference**	5.9%
SEI Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEAIX

Annual Shareholder Report: March 31, 2025

SEAIX-AR-2025

Annual Shareholder Report: March 31, 2025

Tax-Managed Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SISAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Managed Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Aggressive Strategy Fund, Class F Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Managed Aggressive Strategy Fund, Class F Shares - $210,750
S&P 500 Index (TR) - $324,818
MSCI EAFE Index (Net) (USD) - $169,126
80/15/5 S&P 500, MSCI EAFE, ICE USHYC - $286,323
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Tax-Managed Aggressive Strategy Fund, Class F Shares - $210750	S&P 500 Index (TR) - $324818	MSCI EAFE Index (Net) (USD) - $169126	80/15/5 S&P 500, MSCI EAFE, ICE USHYC - $286323
Mar/15	$100000	$100000	$100000	$100000
Mar/16	$94818	$101783	$91730	$99960
Mar/17	$108579	$119261	$102439	$116336
Mar/18	$123779	$135948	$117602	$132156
Mar/19	$125856	$148858	$113234	$141821
Mar/20	$108526	$138471	$96951	$130322
Mar/21	$168055	$216502	$140159	$199174
Mar/22	$178143	$250375	$141789	$224261
Mar/23	$169183	$231025	$139836	$209667
Mar/24	$202228	$300058	$161254	$265559
Mar/25	$210750	$324818	$169126	$286323

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

SIMT Tax-Managed Large Cap Fund was the Fund’s largest allocation during the reporting period and, due to its exposure to U.S. large cap equities, was the top contributor to the Fund’s performance as U.S. large-cap equities generated strong returns for the majority of the reporting period before selling off in the first quarter of 2025 due to heightened economic uncertainty. SIT International Equity Fund also bolstered Fund performance, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. The Fund’s relatively smaller positions in SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund also performed well but had a less significant positive impact on performance. SIMT Tax-Managed Small/Mid Cap Fund was the lone detractor from Fund performance over the reporting period due to tightening economic conditions.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. Although the Fund lagged the S&P 500 Index over the reporting period, the overall performance was in line with our expectations for the Fund’s asset allocation.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Managed Aggressive Strategy Fund, Class F Shares	4.21%	14.19%	7.74%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%
80/15/5 S&P 500, MSCI EAFE, ICE USHYC	7.82%	17.05%	11.09%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$80,762	6	$-	6%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	55.6%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.8%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	13.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Managed Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SISAX

Annual Shareholder Report: March 31, 2025

SISAX-AR-2025

Annual Shareholder Report: March 31, 2025

Core Market Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SOKAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class F Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Market Strategy Fund, Class F Shares - $151,300
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
S&P 500 Index (TR) - $324,818
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US - $170,344
MSCI EAFE Index (Net) (USD) - $169,126
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Core Market Strategy Fund, Class F Shares - $151300	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	50/30/20 BBG US Agg, R3000, MSCI ACWI ex US - $170344	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$96332	$101961	$101783	$99262	$91730
Mar/17	$104667	$102410	$119261	$107299	$102439
Mar/18	$112168	$103641	$135948	$115832	$117602
Mar/19	$114502	$108285	$148858	$120768	$113234
Mar/20	$108135	$117959	$138471	$119144	$96951
Mar/21	$137030	$118797	$216502	$150576	$140159
Mar/22	$139517	$113865	$250375	$152318	$141789
Mar/23	$129882	$108418	$231025	$143694	$139836
Mar/24	$142357	$110259	$300058	$160752	$161254
Mar/25	$151300	$115639	$324818	$170344	$169126

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SIMT Global Managed Volatility Fund, and SIMT Multi-Asset Capital Stability Fund. All three funds contributed positively to Fund performance while SIMT Global Managed Volatility Fund had the strongest performance of the three. Additionally, the Fund had positions in both SEI Enhanced Low Volatility U.S. Large Cap ETF and SIMT U.S. Managed Volatility Fund, which performed well over the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors enhanced performance over the period. SIMT Liquid Alternative Fund marginally detracted from Fund performance over the reporting period and was the only fund to record a negative return.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, Bloomberg U.S. Aggregate Bond Index. The Fund performed in line with our expectations and outperformed the primary benchmark over the reporting period due to its position in SIMT Global Managed Volatility Fund.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Fund, Class F Shares	6.28%	6.95%	4.23%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US	5.97%	7.41%	5.47%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,344	16	$-	27%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	24.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.9%
SEI Select International Equity ETFFootnote Reference**	10.8%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.8%
SEI Select Emerging Markets Equity ETFFootnote Reference**	4.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	3.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	3.8%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Market Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SOKAX

Annual Shareholder Report: March 31, 2025

SOKAX-AR-2025

Annual Shareholder Report: March 31, 2025

Core Market Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SCMSX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class I Shares	$1	0.01%

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Market Strategy Fund, Class I Shares - $157,673
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
S&P 500 Index (TR) - $324,818
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US - $170,344
MSCI EAFE Index (Net) (USD) - $169,126
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Core Market Strategy Fund, Class I Shares - $157673	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	S&P 500 Index (TR) - $324818	50/30/20 BBG US Agg, R3000, MSCI ACWI ex US - $170344	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$98004	$101961	$101783	$99262	$91730
Mar/17	$106211	$102410	$119261	$107299	$102439
Mar/18	$113649	$103641	$135948	$115832	$117602
Mar/19	$116264	$108285	$148858	$120768	$113234
Mar/20	$110407	$117959	$138471	$119144	$96951
Mar/21	$140707	$118797	$216502	$150576	$140159
Mar/22	$143537	$113865	$250375	$152318	$141789
Mar/23	$134476	$108418	$231025	$143694	$139836
Mar/24	$148131	$110259	$300058	$160752	$161254
Mar/25	$157673	$115639	$324818	$170344	$169126

How did the Fund perform in the last year?

The Fund outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SIMT Global Managed Volatility Fund, and SIMT Multi-Asset Capital Stability Fund. All three funds contributed positively to Fund performance while SIMT Global Managed Volatility Fund had the strongest performance of the three. Additionally, the Fund had positions in both SEI Enhanced Low Volatility U.S. Large Cap ETF and SIMT U.S. Managed Volatility Fund, which performed well over the period. While the U.S. equity market experienced a sharp downturn in the first quarter of 2025, the selloff was concentrated in U.S. large-cap stocks that generally exhibited higher volatility over the period. The Fund’s overweight to international defensive sectors enhanced performance over the period. SIMT Liquid Alternative Fund marginally detracted from Fund performance over the reporting period and was the only fund to record a negative return.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, Bloomberg U.S. Aggregate Bond Index. The Fund performed in line with our expectations and outperformed the primary benchmark over the reporting period due to its position in SIMT Global Managed Volatility Fund.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Fund, Class I Shares	6.44%	7.39%	4.66%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
50/30/20 BBG US Agg, R3000, MSCI ACWI ex US	5.97%	7.41%	5.47%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,344	16	$-	27%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	24.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.9%
SEI Select International Equity ETFFootnote Reference**	10.8%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.8%
SEI Select Emerging Markets Equity ETFFootnote Reference**	4.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	3.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	3.8%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Market Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SCMSX

Annual Shareholder Report: March 31, 2025

SCMSX-AR-2025

Annual Shareholder Report: March 31, 2025

Core Market Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SKTAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Core Market Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Allocation Fund, Class F Shares	$38	0.37%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Core Market Strategy Allocation Fund, Class F Shares - $210,488
S&P 500 Index (TR) - $324,818
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
75/15/10 S&P 500, MSCI EAFE, ICE USHYC - $277,058
MSCI EAFE Index (Net) (USD) - $169,126
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Core Market Strategy Allocation Fund, Class F Shares - $210488	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	75/15/10 S&P 500, MSCI EAFE, ICE USHYC - $277058	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$94845	$101783	$101961	$99688	$91730
Mar/17	$108646	$119261	$102410	$116014	$102439
Mar/18	$123837	$135948	$103641	$131182	$117602
Mar/19	$125864	$148858	$108285	$140572	$113234
Mar/20	$108491	$138471	$117959	$129174	$96951
Mar/21	$167932	$216502	$118797	$195157	$140159
Mar/22	$177973	$250375	$113865	$218167	$141789
Mar/23	$168997	$231025	$108418	$204477	$139836
Mar/24	$201938	$300058	$110259	$257013	$161254
Mar/25	$210488	$324818	$115639	$277058	$169126

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

SIMT Tax-Managed Large Cap Fund was the Fund’s largest allocation during the reporting period. Given its exposure to U.S. large-cap stocks, SIMT Tax-Managed Large Cap Fund was the top contributor to the Fund’s performance as U.S. large-cap equities generated strong returns for the majority of the reporting period and sold off in the first quarter of 2025 due to heightened economic uncertainty. SIT International Equity Fund also bolstered Fund performance, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. The Fund’s relatively smaller positions in SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund also performed well but had a less significant positive impact on performance. SIMT Tax-Managed Small/Mid Cap Fund was the lone detractor from Fund performance over the period, hampered by tightening economic conditions.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. Although the Fund lagged the S&P 500 Index for the reporting period the overall performance was in line with our expectations for the Fund’s asset allocation.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Core Market Strategy Allocation Fund, Class F Shares	4.23%	14.17%	7.73%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
75/15/10 S&P 500, MSCI EAFE, ICE USHYC	7.80%	16.49%	10.73%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$19,516	6	$-	13%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.1%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	13.5%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Market Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SKTAX

Annual Shareholder Report: March 31, 2025

SKTAX-AR-2025

Annual Shareholder Report: March 31, 2025

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SRWAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class F Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Market Growth Strategy Fund, Class F Shares - $162,831
S&P 500 Index (TR) - $324,818
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US - $181,865
MSCI EAFE Index (Net) (USD) - $169,126
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Market Growth Strategy Fund, Class F Shares - $162831	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US - $181865	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$95620	$101783	$101961	$98574	$91730
Mar/17	$105326	$119261	$102410	$108069	$102439
Mar/18	$114722	$135948	$103641	$118178	$117602
Mar/19	$116356	$148858	$108285	$122927	$113234
Mar/20	$107046	$138471	$117959	$118639	$96951
Mar/21	$142422	$216502	$118797	$156605	$140159
Mar/22	$146287	$250375	$113865	$159872	$141789
Mar/23	$136365	$231025	$108418	$150498	$139836
Mar/24	$152636	$300058	$110259	$171314	$161254
Mar/25	$162831	$324818	$115639	$181865	$169126

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was both the strongest performer and the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. Treasury Inflation-Protected Securities (TIPS) benefitted from both from the stabilization of long-term yields and inflation, as measured by the consumer price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering the performance of both investment-grade and high-yield fixed-income funds.

The Fund’s holdings in SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from performance over the reporting period. Small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions. The notable upturn in U.S. large-cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the S&P 500 Index over the reporting period due to its comparatively higher allocation to fixed-income securities, which underperformed stocks over the period.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class F Shares	6.68%	8.75%	5.00%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US	6.16%	8.92%	6.16%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$102,080	16	$-	35%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	15.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.5%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	6.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.3%
SEI Select Emerging Markets Equity ETFFootnote Reference**	6.0%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	4.7%
SEI Select Small Cap ETFFootnote Reference**	4.5%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SRWAX

Annual Shareholder Report: March 31, 2025

SRWAX-AR-2025

Annual Shareholder Report: March 31, 2025

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMKDX

Fund Overview

This annual shareholder report contains important information about Class D Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class D Shares	$114	1.11%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.

How did the Fund perform during the last 10 years?

Total Return Based on $150,000 Investment

Market Growth Strategy Fund, Class D Shares - $226,529
S&P 500 Index (TR) - $487,227
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $173,459
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US - $272,798
MSCI EAFE Index (Net) (USD) - $253,689
$550,000
$500,000
$450,000
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Market Growth Strategy Fund, Class D Shares - $226529	S&P 500 Index (TR) - $487227	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $173459	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US - $272798	MSCI EAFE Index (Net) (USD) - $253689
Mar/15	$150000	$150000	$150000	$150000	$150000
Mar/16	$142234	$152674	$152941	$147861	$137595
Mar/17	$155564	$178892	$153614	$162103	$153658
Mar/18	$168219	$203922	$155462	$177267	$176402
Mar/19	$169331	$223287	$162428	$184391	$169851
Mar/20	$154676	$207707	$176939	$177958	$145426
Mar/21	$204179	$324753	$178196	$234907	$210238
Mar/22	$208240	$375563	$170797	$239808	$212683
Mar/23	$192640	$346538	$162627	$225747	$209754
Mar/24	$213923	$450087	$165388	$256971	$241880
Mar/25	$226529	$487227	$173459	$272798	$253689

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was both the strongest performer and the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. Treasury Inflation-Protected Securities (TIPS) benefitted from both from the stabilization of long-term yields and inflation, as measured by the consumer price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering the performance of both investment-grade and high-yield fixed-income funds.

The Fund’s holdings in SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from performance over the reporting period. Small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions. The notable upturn in U.S. large-cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the S&P 500 Index over the reporting period due to its comparatively higher allocation to fixed-income securities, which underperformed stocks over the period.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class D Shares	5.89%	7.93%	4.21%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US	6.16%	8.92%	6.16%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $150,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$102,080	16	$-	35%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	15.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.5%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	6.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.3%
SEI Select Emerging Markets Equity ETFFootnote Reference**	6.0%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	4.7%
SEI Select Small Cap ETFFootnote Reference**	4.5%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMKDX

Annual Shareholder Report: March 31, 2025

SMKDX-AR-2025

Annual Shareholder Report: March 31, 2025

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMGSX

Fund Overview

This annual shareholder report contains important information about Class I Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class I Shares	$63	0.61%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Market Growth Strategy Fund, Class I Shares - $158,763
S&P 500 Index (TR) - $324,818
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US - $181,865
MSCI EAFE Index (Net) (USD) - $169,126
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Market Growth Strategy Fund, Class I Shares - $158763	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	40/35/25 BBG US Agg, R3000, MSCI ACWI ex US - $181865	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$95312	$101783	$101961	$98574	$91730
Mar/17	$104783	$119261	$102410	$108069	$102439
Mar/18	$113807	$135948	$103641	$118178	$117602
Mar/19	$115155	$148858	$108285	$122927	$113234
Mar/20	$105698	$138471	$117959	$118639	$96951
Mar/21	$140271	$216502	$118797	$156605	$140159
Mar/22	$143660	$250375	$113865	$159872	$141789
Mar/23	$133599	$231025	$108418	$150498	$139836
Mar/24	$149103	$300058	$110259	$171314	$161254
Mar/25	$158763	$324818	$115639	$181865	$169126

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

The Fund’s largest allocations over the reporting period included SIMT Core Fixed Income Fund, SEI Select International Equity ETF, and SIMT Multi-Asset Accumulation Fund, all of which contributed positively to Fund performance. SEI Select International Equity ETF was both the strongest performer and the largest contributor to Fund performance for the period. International equity markets rallied in the first quarter of 2025, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. Treasury Inflation-Protected Securities (TIPS) benefitted from both from the stabilization of long-term yields and inflation, as measured by the consumer price index (CPI), remaining stubbornly high. Credit spreads remained historically tight, bolstering the performance of both investment-grade and high-yield fixed-income funds.

The Fund’s holdings in SIMT Liquid Alternative Fund and SEI Select Small Cap ETF marginally detracted from performance over the reporting period. Small-cap equities lagged the broad market due to their greater sensitivity to shifting macroeconomic conditions. The notable upturn in U.S. large-cap equities during the last three quarters of 2024 benefited the performance of SEI Enhanced U.S. Large Cap Momentum Factor ETF during the period.

The Fund is designed to have exposure to a broad range of asset classes, not all of which are reflected in its primary benchmark, the S&P 500 Index. The Fund underperformed the S&P 500 Index over the reporting period due to its comparatively higher allocation to fixed-income securities, which underperformed stocks over the period.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Fund, Class I Shares	6.48%	8.48%	4.73%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
40/35/25 BBG US Agg, R3000, MSCI ACWI ex US	6.16%	8.92%	6.16%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$102,080	16	$-	35%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Select International Equity ETFFootnote Reference**	15.3%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.5%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	6.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.3%
SEI Select Emerging Markets Equity ETFFootnote Reference**	6.0%
SEI Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	4.7%
SEI Select Small Cap ETFFootnote Reference**	4.5%
SEI Enhanced US Large Cap Value Factor ETFFootnote Reference**	4.4%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMGSX

Annual Shareholder Report: March 31, 2025

SMGSX-AR-2025

Annual Shareholder Report: March 31, 2025

Market Growth Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SGOAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Allocation Fund, Class F Shares	$37	0.36%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Market Growth Strategy Allocation Fund, Class F Shares - $210,676
S&P 500 Index (TR) - $324,818
Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115,639
75/15/10 S&P 500, MSCI EAFE, ICE USHYC - $277,058
MSCI EAFE Index (Net) (USD) - $169,126
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
$0
Mar/15
Mar/16
Mar/17
Mar/18
Mar/19
Mar/20
Mar/21
Mar/22
Mar/23
Mar/24
Mar/25

	Market Growth Strategy Allocation Fund, Class F Shares - $210676	S&P 500 Index (TR) - $324818	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $115639	75/15/10 S&P 500, MSCI EAFE, ICE USHYC - $277058	MSCI EAFE Index (Net) (USD) - $169126
Mar/15	$100000	$100000	$100000	$100000	$100000
Mar/16	$94839	$101783	$101961	$99688	$91730
Mar/17	$108636	$119261	$102410	$116014	$102439
Mar/18	$123830	$135948	$103641	$131182	$117602
Mar/19	$125889	$148858	$108285	$140572	$113234
Mar/20	$108473	$138471	$117959	$129174	$96951
Mar/21	$167992	$216502	$118797	$195157	$140159
Mar/22	$178169	$250375	$113865	$218167	$141789
Mar/23	$169158	$231025	$108418	$204477	$139836
Mar/24	$202143	$300058	$110259	$257013	$161254
Mar/25	$210676	$324818	$115639	$277058	$169126

How did the Fund perform in the last year?

The Fund underperformed its primary benchmark, the S&P 500 Index, for the 12-month period ending March 31, 2025.

SIMT Tax-Managed Large Cap Fund was the Fund’s largest allocation during the reporting period and, due to its exposure to U.S. large cap equities, the top contributor to the Fund’s performance as U.S. large caps generated strong returns for the majority of the reporting period before selling off in the first quarter of 2025 due to heightened economic uncertainty. SIT International Equity Fund also was a significant contributor to Fund performance, supported by announced fiscal stimulus plans in Europe and a shift toward more accommodative monetary policy. The Fund’s relatively smaller positions in SIT Emerging Markets Debt Fund and SIT Emerging Markets Equity Fund also performed well but had a less significant positive impact on performance. SIMT Tax-Managed Small/Mid Cap Fund was the lone detractor from Fund performance over the reporting period due to tightening economic conditions.

The Fund is designed to have exposure to a range of asset classes, not all of which are reflected in the Fund’s primary benchmark, the S&P 500 Index. Although the Fund lagged the S&P 500 Index during the reporting period, the overall performance was in line with our expectations for the Fund’s asset allocation.

Average Annual Total Returns as of March 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Market Growth Strategy Allocation Fund, Class F Shares	4.22%	14.20%	7.74%
S&P 500 Index (TR)	8.25%	18.59%	12.50%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	4.88%	-0.40%	1.46%
75/15/10 S&P 500, MSCI EAFE, ICE USHYC	7.80%	16.49%	10.73%
MSCI EAFE Index (Net) (USD)	4.88%	11.77%	5.40%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of March 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$122,639	6	$-	9%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	55.8%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.4%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	13.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	8.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.1%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Market Growth Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SGOAX

Annual Shareholder Report: March 31, 2025

SGOAX-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Susan C. Cote. Ms. Cote is independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2025 and 2024 as follows:

		Fiscal Year 2025			Fiscal Year 2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$143,000	$0	N/A	$147,910	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$293,112	$0	$0	$363,759	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2025	Fiscal 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2025 and 2024 were $293,112 and $363,759, respectively. Non-audit fees consist of a SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17 Ad-13.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights filed herein.

March 31, 2025

Annual Financials and Other Information

SEI Asset Allocation Trust

❯	Defensive Strategy Fund

❯	Defensive Strategy Allocation Fund

❯	Conservative Strategy Fund

❯	Conservative Strategy Allocation Fund

❯	Moderate Strategy Fund

❯	Moderate Strategy Allocation Fund

❯	Aggressive Strategy Fund

❯	Tax-Managed Aggressive Strategy Fund

❯	Core Market Strategy Fund

❯	Core Market Strategy Allocation Fund

❯	Market Growth Strategy Fund

❯	Market Growth Strategy Allocation Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	28
Notes to Financial Statements	32
Report of Independent Registered Public Accounting Firm	43
Notice to Shareholders (Unaudited)	44
Other Information (Form N-CSR Items 8-11) (Unaudited)	46

SCHEDULE OF INVESTMENTS

March 31, 2025

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 56.8%
SEI Daily Income Trust Short-Duration Government Fund , Cl Y	257,844	$2,620
SEI Institutional Managed Trust Conservative Income Fund , Cl Y	134,036	1,342
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	70,258	671
SEI Institutional Managed Trust Real Return Fund , Cl Y	45,117	447

Total Fixed Income Funds
(Cost $4,958) ($ Thousands)		5,080
Multi-Asset Funds — 28.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund , Cl Y	183,612	1,803
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	33,391	334
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	55,019	449

Total Multi-Asset Funds
(Cost $2,561) ($ Thousands)		2,586
Equity Funds — 9.3%
SEI Enhanced Low Volatility U.S. Large Cap ETF	83	3
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	60,865	649
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	18,043	176

Total Equity Funds
(Cost $765) ($ Thousands)		828
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class , 4.260%**	447,187	447

Total Money Market Fund
(Cost $447) ($ Thousands)		447

Total Investments in Securities — 100.0%
(Cost $8,731) ($ Thousands)		$8,941

Percentages are based on Net Assets of $8,942 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2025.

Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Defensive Strategy Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$3,029	$341	$(817)	$(11)	$78	$2,620	$96	$—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	1,556	205	(419)	—	—	1,342	69	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	778	119	(232)	(3)	9	671	28	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	516	60	(145)	(6)	22	447	17	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,098	304	(540)	12	(71)	1,803	92	40
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	388	51	(113)	3	5	334	20	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	519	63	(152)	3	16	449	15	—
SEI Enhanced Low Volatility U.S. Large Cap ETF	2	—	1	—	—	3	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	751	121	(255)	18	14	649	13	38
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	207	35	(54)	3	(15)	176	6	4
SEI Daily Income Trust Government Fund, Institutional Class	519	67	(139)	—	—	447	22	—
Totals	$10,363	$1,366	$(2,865)	$19	$58	$8,941	$378	$82

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Money Market Fund — 80.8%
SEI Daily Income Trust Government Fund, Institutional Class , 4.260%**‡	1,336,293	$1,336

Total Money Market Fund
(Cost $1,336) ($ Thousands)		1,336
Fixed Income Fund — 19.2%
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	59,770	317

Total Fixed Income Fund
(Cost $321) ($ Thousands)		317

Total Investments in Securities — 100.0%
(Cost $1,657) ($ Thousands)		$1,653

Percentages are based on Net Assets of $1,653 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2025.
‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$2,058	$214	$(936)	$—	$—	$1,336	$87	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	491	71	(259)	(13)	27	317	22	—
Totals	$2,549	$285	$(1,195)	$(13)	$27	$1,653	$109	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 50.2%
SEI Daily Income Trust Short-Duration Government Fund , Cl Y	425,782	$4,326
SEI Daily Income Trust Ultra Short Duration Bond Fund , Cl Y	129,682	1,213
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	68,994	597
SEI Institutional Managed Trust Conservative Income Fund , Cl Y	302,782	3,031
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	467,730	4,471
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	113,565	602
SEI Institutional Managed Trust Real Return Fund , Cl Y	122,248	1,211

Total Fixed Income Funds
(Cost $15,574) ($ Thousands)		15,451
Multi-Asset Funds — 28.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	82,122	602
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund , Cl Y	530,240	5,207
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	135,947	1,361
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	186,527	1,520

Total Multi-Asset Funds
(Cost $8,656) ($ Thousands)		8,690
Equity Funds — 21.5%
SEI Enhanced Low Volatility U.S. Large Cap ETF	39,990	1,224
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	266,820	2,847
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	90,547	885
SEI Institutional Managed Trust U.S. Managed Volatility Fund , Cl Y	54,443	786
SEI Select International Equity ETF	33,250	873

Total Equity Funds
(Cost $5,959) ($ Thousands)		6,615

Total Investments in Securities — 100.0%
(Cost $30,189) ($ Thousands)		$30,756

Percentages are based on Net Assets of $30,753 ($ Thousands).

Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$4,582	$305	$(666)	$(31)	$136	$4,326	$154	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,290	102	(188)	—	9	1,213	57	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	641	91	(134)	1	(2)	597	36	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	3,222	281	(472)	—	—	3,031	153	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	4,748	552	(866)	(137)	174	4,471	185	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	646	82	(147)	2	19	602	27	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,285	78	(195)	(7)	50	1,211	42	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	643	89	(135)	(26)	31	602	15	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	5,546	572	(715)	12	(208)	5,207	275	118
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,446	145	(261)	(2)	33	1,361	82	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,611	145	(302)	(12)	78	1,520	52	—
SEI Enhanced Low Volatility U.S. Large Cap ETF	1,256	—	(152)	23	97	1,224	22	—
SEI Institutional International Trust International Equity Fund, Cl Y	854	64	(981)	121	(58)	—	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,022	431	(729)	44	79	2,847	59	174
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	963	160	(172)	5	(71)	885	32	20
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	839	206	(230)	18	(47)	786	16	99
SEI Select International Equity ETF	—	835	—	—	38	873	1	—
Totals	$32,594	$4,138	$(6,345)	$11	$358	$30,756	$1,208	$411

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 47.0%
SEI Institutional Managed Trust Real Estate Fund , Cl Y	149,702	$2,444
SEI Institutional Managed Trust U.S. Managed Volatility Fund , Cl Y	340,700	4,920

Total Equity Funds
(Cost $5,278) ($ Thousands)		7,364
Fixed Income Fund — 32.9%
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	973,670	5,161

Total Fixed Income Fund
(Cost $5,392) ($ Thousands)		5,161

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 20.1%
SEI Daily Income Trust Government Fund, Institutional Class , 4.260%**	3,157,161	$3,157

Total Money Market Fund
(Cost $3,157) ($ Thousands)		3,157

Total Investments in Securities — 100.0%
(Cost $13,827) ($ Thousands)		$15,682

Percentages are based on Net Assets of $15,682 ($ Thousands).

** The rate reported is the 7-day effective yield as of March 31, 2025.

Cl — Class

As of March 31, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$2,726	$312	$(799)	$104	$101	$2,444	$73	$64
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	5,679	925	(1,461)	208	(431)	4,920	104	678
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,872	715	(1,552)	(251)	377	5,161	307	—
SEI Daily Income Trust Government Fund, Institutional Class	3,546	404	(793)	—	—	3,157	158	—
Totals	$17,823	$2,356	$(4,605)	$61	$47	$15,682	$642	$742

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 36.8%
SEI Daily Income Trust Short-Duration Government Fund , Cl Y	533,463	$5,420
SEI Daily Income Trust Ultra Short Duration Bond Fund , Cl Y	248,298	2,322
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	221,971	1,920
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	1,579,532	15,100
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	363,419	1,926
SEI Institutional Managed Trust Real Return Fund , Cl Y	233,843	2,317

Total Fixed Income Funds
(Cost $30,356) ($ Thousands)		29,005
Equity Funds — 35.5%
SEI Enhanced Low Volatility U.S. Large Cap ETF	113,840	3,484
SEI Enhanced US Large Cap Momentum Factor ETF	379	14
SEI Enhanced US Large Cap Quality Factor ETF	221	8
SEI Enhanced US Large Cap Value Factor ETF	309	10
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	94,133	1,522
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	906,306	9,670
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	390,318	3,817
SEI Institutional Managed Trust U.S. Managed Volatility Fund , Cl Y	188,871	2,727
SEI Select Emerging Markets Equity ETF	103,960	2,575
SEI Select International Equity ETF	158,050	4,149

Total Equity Funds
(Cost $26,120) ($ Thousands)		27,976
Multi-Asset Funds — 27.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	998,680	7,321
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund , Cl Y	784,453	7,703
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	289,698	2,900

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	475,007	$3,871

Total Multi-Asset Funds
(Cost $22,470) ($ Thousands)		21,795

Total Investments in Securities — 100.0%
(Cost $78,946) ($ Thousands)		$78,776

Percentages are based on Net Assets of $78,768 ($ Thousands).

Cl — Class

As of March 31, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Moderate Strategy Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$5,940	$476	$(1,131)	$(52)	$187	$5,420	$200	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,551	258	(505)	(1)	19	2,322	114	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,134	278	(489)	(70)	67	1,920	120	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,627	1,884	(3,546)	(737)	872	15,100	646	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,140	276	(542)	(85)	137	1,926	109	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,548	196	(510)	(18)	101	2,317	85	—
SEI Enhanced Low Volatility U.S. Large Cap ETF	3,478	—	(332)	51	287	3,484	63	—
SEI Enhanced US Large Cap Momentum Factor ETF	12	1	—	—	1	14	—	—
SEI Enhanced US Large Cap Quality Factor ETF	7	—	—	—	1	8	—	—
SEI Enhanced US Large Cap Value Factor ETF	10	—	—	—	—	10	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,668	128	(3,214)	350	68	—	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	4,034	191	(5,064)	567	272	—	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,720	460	(671)	65	(52)	1,522	45	117
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	10,753	1,433	(2,979)	154	309	9,670	200	589
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	4,303	738	(950)	40	(314)	3,817	134	85
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,019	685	(712)	49	(314)	2,727	56	344
SEI Select Emerging Markets Equity ETF	—	2,709	—	—	(134)	2,575	8	—
SEI Select International Equity ETF	—	4,187	—	—	(38)	4,149	6	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	8,190	847	(1,166)	(550)	—	7,321	180	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	8,539	953	(2,460)	40	631	7,703	411	173
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,211	326	(272)	(47)	(318)	2,900	178	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,277	410	(898)	(28)	110	3,871	135	—
Totals	$86,161	$16,436	$(25,441)	$(272)	$1,892	$78,776	$2,690	$1,308

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 67.4%
SEI Institutional International Trust International Equity Fund , Cl Y	184,539	$2,228
SEI Institutional Managed Trust Real Estate Fund , Cl Y	139,928	2,285
SEI Institutional Managed Trust Tax-Managed Large Cap Fund , Cl Y	123,077	4,283
SEI Institutional Managed Trust U.S. Managed Volatility Fund , Cl Y	1,317,501	19,025

Total Equity Funds
(Cost $17,116) ($ Thousands)		27,821
Fixed Income Fund — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	1,401,356	7,427

Total Fixed Income Fund
(Cost $7,950) ($ Thousands)		7,427

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 14.6%
SEI Daily Income Trust Government Fund, Institutional Class , 4.260%**	6,007,281	$6,007

Total Money Market Fund
(Cost $6,007) ($ Thousands)		6,007

Total Investments in Securities — 100.0%
(Cost $31,073) ($ Thousands)		$41,255

Percentages are based on Net Assets of $41,252 ($ Thousands).

** The rate reported is the 7-day effective yield as of March 31, 2025.

Cl — Class

As of March 31, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$2,869	$427	$(1,072)	$232	$(228)	$2,228	$95	$211
SEI Institutional Managed Trust Real Estate Fund, Cl Y	2,848	207	(975)	156	49	2,285	76	67
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	5,495	542	(1,510)	680	(924)	4,283	56	381
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	24,245	3,463	(7,654)	656	(1,685)	19,025	449	2,969
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,376	851	(2,996)	(746)	942	7,427	504	—
SEI Daily Income Trust Government Fund, Institutional Class	7,470	694	(2,157)	—	—	6,007	338	—
Totals	$52,303	$6,184	$(16,364)	$978	$(1,846)	$41,255	$1,518	$3,628

Amount designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 74.7%
SEI Enhanced US Large Cap Momentum Factor ETF	170,468	$6,147
SEI Enhanced US Large Cap Quality Factor ETF	90,753	3,169
SEI Enhanced US Large Cap Value Factor ETF	184,942	6,003
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	541,869	8,762
SEI Institutional Managed Trust Large Cap Fund , Cl Y	866,910	12,111
SEI Select Emerging Markets Equity ETF	313,620	7,768
SEI Select International Equity ETF	832,930	21,865
SEI Select Small Cap ETF	238,160	5,664

Total Equity Funds
(Cost $61,809) ($ Thousands)		71,489
Fixed Income Funds — 13.7%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	332,046	2,872
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	768,676	7,349
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	544,064	2,883

Total Fixed Income Funds
(Cost $13,105) ($ Thousands)		13,104
Multi-Asset Fund — 11.6%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	1,515,254	11,107

Total Multi-Asset Fund
(Cost $12,146) ($ Thousands)		11,107

Total Investments in Securities — 100.0%
(Cost $87,060) ($ Thousands)		$95,700

Percentages are based on Net Assets of $95,678 ($ Thousands).

Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

SEI Asset Allocation Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$7,659	$—	$(2,313)	$565	$236	$6,147	$37	$—
SEI Enhanced US Large Cap Quality Factor ETF	3,539	—	(667)	187	110	3,169	36	—
SEI Enhanced US Large Cap Value Factor ETF	7,443	—	(1,743)	347	(44)	6,003	121	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	7,935	133	(9,415)	1,347	—	—	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	21,198	48	(22,671)	7,252	(5,827)	—	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	10,051	2,114	(3,416)	724	(711)	8,762	272	722
SEI Institutional Managed Trust Large Cap Fund, Cl Y	14,029	3,403	(3,984)	559	(1,896)	12,111	129	1,888
SEI Institutional Managed Trust Small Cap Fund, Cl Y	6,119	315	(6,612)	2,439	(2,261)	—	35	—
SEI Select Emerging Markets Equity ETF	—	7,881	—	—	(113)	7,768	23	—
SEI Select International Equity ETF	—	21,538	—	—	327	21,865	33	—
SEI Select Small Cap ETF	—	6,038	—	—	(374)	5,664	14	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,235	402	(746)	(19)	—	2,872	180	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,236	1,367	(2,301)	(451)	498	7,349	312	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,270	535	(1,016)	(31)	125	2,883	139	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12,635	1,372	(2,976)	(756)	832	11,107	283	—
Totals	$105,349	$45,146	$(57,860)	$12,163	$(9,098)	$95,700	$1,614	$2,610

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 87.6%
SEI Institutional International Trust Emerging Markets Equity Fund , Cl Y	151,202	$1,701
SEI Institutional International Trust International Equity Fund , Cl Y	1,123,035	13,555
SEI Institutional Managed Trust Tax-Managed Large Cap Fund , Cl Y ‡	1,289,952	44,890
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund , Cl Y	493,584	10,607

Total Equity Funds
(Cost $34,416) ($ Thousands)		70,753
Fixed Income Funds — 12.4%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	388,891	3,364

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	1,255,283	$6,653

Total Fixed Income Funds
(Cost $11,190) ($ Thousands)		10,017

Total Investments in Securities — 100.0%
(Cost $45,606) ($ Thousands)		$80,770

Percentages are based on Net Assets of $80,762 ($ Thousands).
‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of March 31, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,559	$199	$(104)	$9	$38	$1,701	$55	$—
SEI Institutional International Trust International Equity Fund, Cl Y	12,864	1,802	(1,122)	75	(64)	13,555	454	1,003
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	45,881	3,931	(2,549)	176	(2,549)	44,890	492	3,439
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	11,488	2,219	(882)	212	(2,430)	10,607	66	2,007
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,017	376	(24)	(3)	(2)	3,364	187	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,022	914	(393)	(60)	170	6,653	387	—
Totals	$80,831	$9,441	$(5,074)	$409	$(4,837)	$80,770	$1,641	$6,449

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 44.6%
SEI Enhanced US Large Cap Momentum Factor ETF	28,702	$1,035
SEI Enhanced US Large Cap Quality Factor ETF	13,767	481
SEI Enhanced US Large Cap Value Factor ETF	29,853	969
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	125,293	2,026
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	162,550	1,735
SEI Institutional Managed Trust Large Cap Fund , Cl Y	126,570	1,768
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	139,367	1,363
SEI Select Emerging Markets Equity ETF	65,530	1,623
SEI Select International Equity ETF	150,100	3,940
SEI Select Small Cap ETF	54,050	1,285

Total Equity Funds
(Cost $14,212) ($ Thousands)		16,225
Fixed Income Funds — 32.3%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	159,092	1,376
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	938,286	8,970
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	259,537	1,375

Total Fixed Income Funds
(Cost $12,659) ($ Thousands)		11,721
Multi-Asset Funds — 23.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	588,769	4,316
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	129,715	1,298
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	341,923	2,787

Total Multi-Asset Funds
(Cost $8,802) ($ Thousands)		8,401

Total Investments in Securities — 100.0%
(Cost $35,673) ($ Thousands)		$36,347

Percentages are based on Net Assets of $36,344 ($ Thousands).

Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Core Market Strategy Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$1,064	$—	$(80)	$51	$—	$1,035	$6	$—
SEI Enhanced US Large Cap Quality Factor ETF	489	—	(22)	14	—	481	5	—
SEI Enhanced US Large Cap Value Factor ETF	1,034	—	60	28	(153)	969	18	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,633	84	(1,876)	376	(217)	—	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	3,771	119	(4,156)	1,615	(1,349)	—	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,441	386	(956)	155	—	2,026	65	179
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,031	219	(718)	26	177	1,735	39	120
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,142	413	(903)	116	—	1,768	20	294
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	1,626	205	(601)	6	127	1,363	52	35
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,370	96	(1,508)	601	(559)	—	8	—
SEI Select Emerging Markets Equity ETF	—	1,647	(24)	—	—	1,623	5	—
SEI Select International Equity ETF	—	3,940	—	—	—	3,940	6	—
SEI Select Small Cap ETF	—	1,370	(85)	—	—	1,285	3	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,606	168	(445)	(34)	81	1,376	92	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	10,313	1,058	(2,024)	(400)	23	8,970	404	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,614	216	(396)	(87)	28	1,375	83	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,094	490	(1,308)	(359)	399	4,316	115	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,515	142	(390)	(25)	56	1,298	85	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,232	333	(904)	(41)	167	2,787	105	—
Totals	$40,975	$10,886	$(16,336)	$2,042	$(1,220)	$36,347	$1,111	$628

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 87.7%
SEI Institutional International Trust Emerging Markets Equity Fund , Cl Y	34,875	$393
SEI Institutional International Trust International Equity Fund , Cl Y	260,900	3,149
SEI Institutional Managed Trust Tax-Managed Large Cap Fund , Cl Y ‡	314,594	10,948
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund , Cl Y	122,435	2,631

Total Equity Funds
(Cost $6,984) ($ Thousands)		17,121
Fixed Income Funds — 12.3%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	92,181	797

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	301,845	$1,600

Total Fixed Income Funds
(Cost $2,695) ($ Thousands)		2,397

Total Investments in Securities — 100.0%
(Cost $9,679) ($ Thousands)		$19,518

Percentages are based on Net Assets of $19,516 ($ Thousands).
‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$414	$32	$(67)	$6	$8	$393	$14	$—
SEI Institutional International Trust International Equity Fund, Cl Y	3,385	491	(728)	69	(68)	3,149	115	255
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	11,993	1,196	(1,652)	432	(1,021)	10,948	127	883
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	3,003	631	(444)	93	(652)	2,631	17	519
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	835	74	(110)	(17)	15	797	49	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,673	209	(314)	(72)	104	1,600	96	—
Totals	$21,303	$2,633	$(3,315)	$511	$(1,614)	$19,518	$418	$1,657

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 56.6%
SEI Enhanced US Large Cap Momentum Factor ETF	131,874	$4,755
SEI Enhanced US Large Cap Quality Factor ETF	64,050	2,237
SEI Enhanced US Large Cap Value Factor ETF	136,997	4,447
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	399,175	6,455
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	306,647	3,272
SEI Institutional Managed Trust Large Cap Fund , Cl Y	546,199	7,630
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	269,583	2,637
SEI Select Emerging Markets Equity ETF	247,410	6,128
SEI Select International Equity ETF	594,310	15,601
SEI Select Small Cap ETF	193,790	4,608

Total Equity Funds
(Cost $50,518) ($ Thousands)		57,770
Fixed Income Funds — 22.5%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	509,303	4,406
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	1,473,150	14,083

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	838,659	$4,445

Total Fixed Income Funds
(Cost $24,221) ($ Thousands)		22,934
Multi-Asset Funds — 20.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	1,602,173	11,744
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	258,114	2,584
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	867,060	7,066

Total Multi-Asset Funds
(Cost $22,295) ($ Thousands)		21,394

Total Investments in Securities — 100.0%
(Cost $97,034) ($ Thousands)		$102,098

Percentages are based on Net Assets of $102,080 ($ Thousands).

Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$4,909	$—	$(763)	$239	$370	$4,755	$25	$—
SEI Enhanced US Large Cap Quality Factor ETF	2,282	—	(238)	67	126	2,237	23	—
SEI Enhanced US Large Cap Value Factor ETF	4,763	—	(551)	132	103	4,447	81	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	6,182	65	(6,844)	967	(370)	—	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	14,938	103	(16,111)	5,457	(4,387)	—	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	7,921	1,607	(3,145)	940	(868)	6,455	210	524
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,965	668	(1,538)	91	86	3,272	76	210
SEI Institutional Managed Trust Large Cap Fund, Cl Y	9,359	2,228	(3,210)	702	(1,449)	7,630	87	1,162
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	3,233	490	(882)	22	(226)	2,637	102	62
SEI Institutional Managed Trust Small Cap Fund, Cl Y	4,890	238	(5,291)	1,705	(1,542)	—	29	—
SEI Select Emerging Markets Equity ETF	—	6,217	—	—	(89)	6,128	18	—
SEI Select International Equity ETF	—	14,929	—	—	672	15,601	24	—
SEI Select Small Cap ETF	—	4,912	—	—	(304)	4,608	11	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,368	835	(1,792)	(289)	284	4,406	303	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,776	2,667	(5,503)	(878)	1,021	14,083	648	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,406	842	(1,928)	(450)	575	4,445	279	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	14,187	1,914	(4,501)	(1,505)	1,649	11,744	317	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,110	443	(1,036)	(63)	130	2,584	171	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,520	957	(2,746)	(139)	474	7,066	270	—
Totals	$115,809	$39,115	$(56,079)	$6,998	$(3,745)	$102,098	$2,674	$1,958

Amounts designated as “ – “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS

March 31, 2025

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 87.6%
SEI Institutional International Trust Emerging Markets Equity Fund , Cl Y	224,067	$2,521
SEI Institutional International Trust International Equity Fund , Cl Y	1,665,201	20,099
SEI Institutional Managed Trust Tax-Managed Large Cap Fund , Cl Y ‡	1,967,472	68,468
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund , Cl Y	759,948	16,331

Total Equity Funds
(Cost $49,052) ($ Thousands)		107,419
Fixed Income Funds — 12.4%
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	586,678	5,075

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	1,916,465	$10,157

Total Fixed Income Funds
(Cost $17,190) ($ Thousands)		15,232

Total Investments in Securities — 100.0%
(Cost $66,242) ($ Thousands)		$122,651

Percentages are based on Net Assets of $122,639 ($ Thousands).
‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of March 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended March 31, 2025 ($ Thousands):

Security Description	Value 3/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 3/31/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,489	$190	$(236)	$(9)	$87	$2,521	$83	$—
SEI Institutional International Trust International Equity Fund, Cl Y	20,388	2,290	(2,609)	282	(252)	20,099	700	1,542
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	72,071	6,107	(6,118)	1,579	(5,171)	68,468	767	5,339
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	18,049	3,329	(1,618)	459	(3,888)	16,331	104	3,134
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,973	402	(288)	(49)	37	5,075	297	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,960	900	(886)	(221)	404	10,157	599	—
Totals	$127,930	$13,218	$(11,755)	$2,041	$(8,783)	$122,651	$2,550	$10,015

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

March 31, 2025

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
Assets:
Investments in affiliated funds, at market value †	$8,941		$1,653		$30,756		$15,682
Income distribution receivable from affiliated funds	18		7		55		49
Receivable for investment securities sold	4		6		12		—
Receivable from adviser	1		—		2		1
Receivable for fund shares sold	—		—		4		9
Prepaid expenses	2		—		6		4
Total Assets	8,966		1,666		30,835		15,745
Liabilities:
Payable for investment securities purchased	18		7		55		49
Payable for fund shares redeemed	2		6		10		4
Payable for Audit Fees	2		—		7		4
Shareholder servicing fees payable	1		—		4		3
Distribution fees payable	—		—		1		—
Administrative servicing fees payable	—		—		—		—
Trustees' fees payable	—		—		—		—
Accrued expenses	1		—		5		3
Total Liabilities	24		13		82		63
Net Assets	$8,942		$1,653		$30,753		$15,682
† Cost of investments in affiliated funds	$8,731		$1,657		$30,189		$13,827
Net Assets:
Paid in Capital (unlimited authorization - no par value)	$9,099		$3,442		$33,453		$14,851
Total distributable earnings/(loss)	(157)		(1,789)		(2,700)		831
Net Assets	$8,942		$1,653		$30,753		$15,682
Net Asset Value, Offering and Redemption Price Per Share — Class F	$9.67		$11.23		$10.48		$12.16
	($8,756,260 ÷ 905,912 shares	)	($1,652,976 ÷ 147,182 shares	)	($30,512,047 ÷ 2,912,292 shares	)	($15,681,679 ÷ 1,289,817 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$10.46		N/A
					($156,518 ÷ 14,965 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.47		N/A		$10.73		N/A
	($185,378 ÷ 19,574 shares	)			($84,123 ÷ 7,840 shares	)
(1) Net assets divided by shares does not calculate to the stated NAV because net assets and shares are shown rounded.
Amounts designated as "—" are $0 or have been rounded to $0.
N/A - Not applicable. Class D and/or Class I shares currently not offered.
The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$78,776		$41,255		$95,700		$80,770		$36,347		$19,518		$102,098		$122,651
106		85		47		48		48		12		96		73
182		11		38		97		37		11		29		57
6		3		7		6		3		1		8		9
4		—		20		6		1		—		12		—
19		11		22		18		9		5		25		29
79,093		41,365		95,834		80,945		36,445		19,547		102,268		122,819

105		83		46		45		47		11		95		69
171		2		40		88		30		7		21		34
19		11		23		19		9		5		26		30
14		10		21		17		8		4		22		26
1		—		8		—		—		—		5		—
1		—		2		—		—		—		1		—
1		1		2		1		1		—		2		2
13		6		14		13		6		4		16		19
325		113		156		183		101		31		188		180
$78,768		$41,252		$95,678		$80,762		$36,344		$19,516		$102,080		$122,639
$78,946		$31,073		$87,060		$45,606		$35,673		$9,679		$97,034		$66,242

$85,103		$31,778		$85,776		$41,910		$39,083		$8,491		$103,089		$59,718
(6,335)		9,474		9,902		38,852		(2,739)		11,025		(1,009)		62,921
$78,768		$41,252		$95,678		$80,762		$36,344		$19,516		$102,080		$122,639
$11.78		$17.11		$14.70		$25.44		$10.67		$19.47		$12.49		$27.18
($76,467,055 ÷ 6,489,517 shares	)	($41,251,671 ÷ 2,411,481 shares	)	($87,723,807 ÷ 5,968,969 shares	)	($80,762,147 ÷ 3,174,083 shares	)	($36,343,250 ÷ 3,407,625 shares	)	($19,515,701 ÷ 1,002,467 shares	)	($99,805,469 ÷ 7,993,688 shares	)	($122,638,991 ÷ 4,512,527 shares	)
$11.79		N/A		$14.29		N/A		N/A		N/A		$12.40		N/A
($78,586 ÷ 6,666 shares	)			($1,715,806 ÷ 120,076 shares	)							($375,221 ÷ 30,260 shares	)
$12.21		N/A		$14.10		N/A		$12.61		N/A		$12.22		N/A
($2,222,317 ÷ 182,018 shares	)			($6,237,934 ÷ 442,355 shares	)			($296 ÷ 23 shares	)(1)			($1,899,325 ÷ 155,489 shares	)

SEI Asset Allocation Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended March 31, 2025

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund
Investment Income:
Income distributions from affiliated funds	$378	$109	$1,208	$642
Expenses
Administration fees	14	3	47	25
Investment advisory fees	9	2	31	17
Shareholder servicing fees — Class F	23	6	78	42
Shareholder servicing fees — Class D	—	—	—	—
Shareholder servicing fees — Class I	—	—	—	—
Trustees' fees	—	—	1	1
Distribution fees — Class D	—	—	1	—
Administrative servicing fees — Class I	—	—	—	—
Registration fees	6	2	23	11
Proxy fees	4	4	4	4
Professional fees	3	1	11	6
Printing fees	3	1	11	6
Custodian/wire agent fees	1	—	3	2
Chief compliance officer fees	—	—	—	—
Other expenses	1	—	2	1
Total expenses	64	19	212	115
Less:
Administration fees waived	(14)	(3)	(47)	(25)
Investment advisory fees waived	(9)	(2)	(31)	(17)
Reimbursement from advisor	(5)	(1)	(19)	(8)
Waiver of shareholder servicing fees — Class F	(13)	—	(28)	—
Waiver of shareholder servicing fees — Class I	—	—	—	—
Net Expenses	23	13	87	65
Net Investment Income	355	96	1,121	577
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	19	(13)	11	61
Capital gain distributions received from affiliated funds	82	—	411	742
Net change in unrealized appreciation (depreciation) from affiliated funds	58	27	358	47
Net Realized and Unrealized gain from Affiliated Funds	159	14	780	850
Net Increase in Net Assets Resulting from Operations	$514	$110	$1,901	$1,427
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$2,690	$1,518	$1,614	$1,641	$1,111	$418	$2,674	$2,550

124	75	148	123	59	31	167	191
82	50	99	82	40	21	111	127
201	125	227	204	99	52	272	318
—	—	5	—	—	—	1	—
5	—	16	—	—	—	5	—
3	2	3	3	1	1	4	4
1	—	14	—	—	—	3	—
5	—	16	—	—	—	5	—
53	31	63	47	25	13	70	75
6	5	6	6	5	4	6	7
28	17	34	28	13	7	38	43
29	17	34	29	14	7	39	45
8	5	9	8	4	2	11	12
1	—	1	1	—	—	1	1
5	4	8	7	3	2	9	10
551	331	683	538	263	140	742	833

(124)	(75)	(148)	(123)	(59)	(31)	(167)	(191)
(82)	(50)	(99)	(82)	(40)	(21)	(111)	(127)
(42)	(25)	(50)	(41)	(19)	(10)	(55)	(59)
(32)	—	—	—	—	—	—	—
(1)	—	—	—	—	—	—	—
270	181	386	292	145	78	409	456
2,420	1,337	1,228	1,349	966	340	2,265	2,094

(272)	978	12,163	409	2,042	511	6,998	2,041
1,308	3,628	2,610	6,449	628	1,657	1,958	10,015
1,892	(1,846)	(9,098)	(4,837)	(1,220)	(1,614)	(3,745)	(8,783)
2,928	2,760	5,675	2,021	1,450	554	5,211	3,273
$5,348	$4,097	$6,903	$3,370	$2,416	$894	$7,476	$5,367

SEI Asset Allocation Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31,

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	2025	2024	2025	2024
Operations:
Net investment income	$355	$413	$96	$171
Net realized gain (loss) from sales of affiliated funds	19	(301)	(13)	(47)
Capital gain distributions received from affiliated funds	82	32	—	14
Net change in unrealized appreciation (depreciation) from affiliated funds	58	427	27	37
Net Increase in Net Assets Resulting from Operations	514	571	110	175
Distributions:
Class F	(376)	(404)	(117)	(187)
Class D	N/A	N/A	N/A	N/A
Class I	(7)	(5)	N/A	N/A
Total Distributions	(383)	(409)	(117)	(187)
Capital Share Transactions:(1)
Class F
Proceeds from shares issued	1,035	5,489	179	105
Reinvestment of dividends & distributions	361	387	106	170
Cost of shares redeemed	(2,970)	(7,683)	(1,176)	(1,070)
Decrease in Net Assets Derived from Class F Transactions	(1,574)	(1,807)	(891)	(795)
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from shares issued	15	101	N/A	N/A
Reinvestment of dividends & distributions	7	5	N/A	N/A
Cost of shares redeemed	(2)	(28)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	20	78	N/A	N/A
Decrease in Net Assets Derived From Capital Share Transactions	(1,554)	(1,729)	(891)	(795)
Net Decrease in Net Assets	(1,423)	(1,567)	(898)	(807)
Net Assets:
Beginning of Year	10,365	11,932	2,551	3,358
End of Year	$8,942	$10,365	$1,653	$2,551

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
2025	2024	2025	2024	2025	2024	2025	2024

$1,121	$1,324	$577	$920	$2,420	$2,683	$1,337	$1,853
11	(1,662)	61	(181)	(272)	(3,900)	978	407
411	237	742	772	1,308	996	3,628	2,952
358	2,079	47	359	1,892	6,206	(1,846)	862
1,901	1,978	1,427	1,870	5,348	5,985	4,097	6,074

(1,224)	(1,392)	(1,303)	(1,615)	(2,716)	(2,714)	(5,580)	(4,890)
(5)	(6)	N/A	N/A	(2)	(5)	N/A	N/A
(4)	(3)	N/A	N/A	(63)	(49)	N/A	N/A
(1,233)	(1,401)	(1,303)	(1,615)	(2,781)	(2,768)	(5,580)	(4,890)

1,941	1,474	699	1,059	7,066	4,217	884	1,971
1,197	1,347	1,179	1,485	2,620	2,617	5,091	4,460
(5,594)	(17,351)	(4,144)	(4,214)	(19,806)	(19,343)	(15,539)	(9,758)
(2,456)	(14,530)	(2,266)	(1,670)	(10,120)	(12,509)	(9,564)	(3,327)

1	1	N/A	N/A	19	32	N/A	N/A
—	1	N/A	N/A	2	1	N/A	N/A
(41)	—	N/A	N/A	(148)	(60)	N/A	N/A
(40)	2	N/A	N/A	(127)	(27)	N/A	N/A

4	5	N/A	N/A	277	276	N/A	N/A
4	3	N/A	N/A	63	49	N/A	N/A
(22)	(34)	N/A	N/A	(44)	(580)	N/A	N/A
(14)	(26)	N/A	N/A	296	(255)	N/A	N/A
(2,510)	(14,554)	(2,266)	(1,670)	(9,951)	(12,791)	(9,564)	(3,327)
(1,842)	(13,977)	(2,142)	(1,415)	(7,384)	(9,574)	(11,047)	(2,143)

32,595	46,572	17,824	19,239	86,152	95,726	52,299	54,442
$30,753	$32,595	$15,682	$17,824	$78,768	$86,152	$41,252	$52,299

SEI Asset Allocation Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the year ended March 31,

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	2025	2024	2025	2024
Operations:
Net investment income	$1,228	$1,884	$1,349	$1,374
Net realized gain (loss) from sales of affiliated funds	12,163	(5,977)	409	(1)
Capital gain distributions received from affiliated funds	2,610	1,944	6,449	2,148
Net change in unrealized appreciation (depreciation) from affiliated funds	(9,098)	16,611	(4,837)	9,888
Net Increase in Net Assets Resulting from Operations	6,903	14,462	3,370	13,409
Distributions:
Class F	(1,449)	(3,503)	(3,976)	(4,070)
Class D	(18)	(44)	N/A	N/A
Class I	(91)	(189)	N/A	N/A
Return of Capital:
Class F	—	(268)	N/A	N/A
Class D	—	(3)	N/A	N/A
Class I	—	(14)	N/A	N/A
Total Distributions	(1,558)	(4,021)	(3,976)	(4,070)
Capital Share Transactions:(1)
Class F
Proceeds from shares issued	3,948	2,923	1,650	1,056
Reinvestment of dividends & distributions	1,406	3,629	3,356	3,677
Cost of shares redeemed	(19,907)	(28,290)	(4,459)	(4,285)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(14,553)	(21,738)	547	448
Class D
Proceeds from shares issued	201	503	N/A	N/A
Reinvestment of dividends & distributions	16	40	N/A	N/A
Cost of shares redeemed	(402)	(180)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	(185)	363	N/A	N/A
Class I
Proceeds from shares issued	429	1,545	N/A	N/A
Reinvestment of dividends & distributions	91	201	N/A	N/A
Cost of shares redeemed	(775)	(2,770)	N/A	N/A
Decrease in Net Assets Derived from Class I Transactions	(255)	(1,024)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(14,993)	(22,399)	547	448
Net Increase (Decrease) in Net Assets	(9,648)	(11,958)	(59)	9,787
Net Assets:
Beginning of Year	105,326	117,284	80,821	71,034
End of Year	$95,678	$105,326	$80,762	$80,821

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.
N/A — Not applicable. Class D and Class I shares currently not offered.
The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
2025	2024	2025	2024	2025	2024	2025	2024

$966	$1,155	$340	$394	$2,265	$2,876	$2,094	$2,237
2,042	(1,825)	511	928	6,998	(5,779)	2,041	1,482
628	526	1,657	607	1,958	1,703	10,015	3,478
(1,220)	3,912	(1,614)	1,819	(3,745)	14,054	(8,783)	14,401
2,416	3,768	894	3,748	7,476	12,854	5,367	21,598

(1,112)	(1,251)	(2,274)	(1,379)	(4,542)	(3,678)	(8,549)	(6,684)
N/A	N/A	N/A	N/A	(12)	(32)	N/A	N/A
—	—	N/A	N/A	(91)	(63)	N/A	N/A

(9)	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(1,121)	(1,251)	(2,274)	(1,379)	(4,645)	(3,773)	(8,549)	(6,684)

2,553	839	603	132	9,565	5,287	1,075	2,349
1,080	1,210	1,879	1,213	4,416	3,573	7,263	6,007
(9,555)	(7,909)	(2,889)	(3,662)	(30,262)	(28,699)	(10,429)	(12,097)
(5,922)	(5,860)	(407)	(2,317)	(16,281)	(19,839)	(2,091)	(3,741)

N/A	N/A	N/A	N/A	85	48	N/A	N/A
N/A	N/A	N/A	N/A	10	30	N/A	N/A
N/A	N/A	N/A	N/A	(183)	(1,438)	N/A	N/A
N/A	N/A	N/A	N/A	(88)	(1,360)	N/A	N/A

—	—	N/A	N/A	219	413	N/A	N/A
—	—	N/A	N/A	92	63	N/A	N/A
—	—	N/A	N/A	(481)	(2,390)	N/A	N/A
—	—	N/A	N/A	(170)	(1,914)	N/A	N/A
(5,922)	(5,860)	(407)	(2,317)	(16,539)	(23,113)	(2,091)	(3,741)
(4,627)	(3,343)	(1,787)	52	(13,708)	(14,032)	(5,273)	11,173

40,971	44,314	21,303	21,251	115,788	129,820	127,912	116,739
$36,344	$40,971	$19,516	$21,303	$102,080	$115,788	$122,639	$127,912

SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the years ended March 31,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Defensive Strategy Fund
Class F
2025	$9.54	$0.36	$0.17	$0.53	$(0.40)	$—	$(0.40)	$9.67	5.66%	$8,756	0.25	%(1)	0.70%	3.79%	15%
2024	9.40	0.34	0.13	0.47	(0.33)	—	(0.33)	9.54	5.13	10,202	0.21		0.64	3.60	57
2023	9.81	0.27	(0.33)	(0.06)	(0.25)	(0.10)	(0.35)	9.40	(0.60)	11,851	0.21		0.61	2.88	18
2022	10.11	0.13	(0.09)	0.04	(0.18)	(0.16)	(0.34)	9.81	0.41	14,438	0.21		0.62	1.23	27
2021	9.72	0.07	0.51	0.58	(0.19)	—	(0.19)	10.11	5.99	17,330	0.21		0.58	0.68	143
Class I
2025	$9.36	$0.35	$0.13	$0.48	$(0.37)	$—	$(0.37)	$9.47	5.29%	$186	0.50	%(2)	0.94%	3.68%	15%
2024	9.22	0.32	0.13	0.45	(0.31)	—	(0.31)	9.36	4.99	163	0.46		0.89	3.53	57
2023	9.62	0.26	(0.35)	(0.09)	(0.21)	(0.10)	(0.31)	9.22	(0.88)	81	0.46		0.87	2.74	18
2022	9.93	0.18	(0.17)	0.01	(0.16)	(0.16)	(0.32)	9.62	0.09	77	0.46		0.86	1.83	27
2021	9.54	0.04	0.52	0.56	(0.17)	—	(0.17)	9.93	5.84	370	0.46		0.83	0.43	143
Defensive Strategy Allocation Fund
Class F
2025	$11.25	$0.48	$0.05	$0.53	$(0.55)	$—	$(0.55)	$11.23	4.88%	$1,653	0.52	%(3)	0.82%	4.29%	17%
2024	11.29	0.63	0.02	0.65	(0.69)	—	(0.69)	11.25	5.98	2,551	0.35		0.65	5.65	15
2023	11.63	0.34	(0.29)	0.05	(0.39)	—	(0.39)	11.29	0.52	3,358	0.35		0.62	2.96	34
2022	11.71	0.09	(0.07)	0.02	(0.10)	—	(0.10)	11.63	0.18	4,343	0.35		0.60	0.74	13
2021	11.36	0.10	0.45	0.55	(0.20)	— ^	(0.20)	11.71	4.88	6,236	0.35		0.61	0.86	27
Conservative Strategy Fund
Class F
2025	$10.26	$0.37	$0.26	$0.63	$(0.41)	$—	$(0.41)	$10.48	6.29%	$30,512	0.28	%(4)	0.68%	3.57%	13%
2024	10.01	0.34	0.28	0.62	(0.37)	—	(0.37)	10.26	6.32	32,304	0.26		0.65	3.37	17
2023	10.75	0.35	(0.59)	(0.24)	(0.35)	(0.15)	(0.50)	10.01	(2.12)	46,264	0.26		0.62	3.42	18
2022	10.99	0.20	(0.02)	0.18	(0.29)	(0.13)	(0.42)	10.75	1.56	58,538	0.26		0.60	1.81	8
2021	10.15	0.12	0.96	1.08	(0.19)	(0.05)	(0.24)	10.99	10.71	64,670	0.26		0.60	1.07	20
Class D
2025	$10.25	$0.29	$0.25	$0.54	$(0.33)	$—	$(0.33)	$10.46	5.39%	$157	1.03	%(5)	1.42%	2.82%	13%
2024	9.99	0.28	0.27	0.55	(0.29)	—	(0.29)	10.25	5.63	194	1.01		1.40	2.83	17
2023	10.72	0.25	(0.56)	(0.31)	(0.27)	(0.15)	(0.42)	9.99	(2.82)	188	1.01		1.37	2.49	18
2022	10.97	—	0.08	0.08	(0.20)	(0.13)	(0.33)	10.72	0.64	268	1.01		1.35	0.02	8
2021	10.13	0.04	0.96	1.00	(0.11)	(0.05)	(0.16)	10.97	9.91	4,507	1.01		1.35	0.34	20
Class I
2025	$10.50	$0.37	$0.24	$0.61	$(0.38)	$—	$(0.38)	$10.73	5.98%	$84	0.53	%(6)	0.92%	3.49%	13%
2024	10.23	0.34	0.27	0.61	(0.34)	—	(0.34)	10.50	6.11	97	0.51		0.90	3.33	17
2023	10.97	0.34	(0.61)	(0.27)	(0.32)	(0.15)	(0.47)	10.23	(2.38)	120	0.51		0.87	3.30	18
2022	11.20	0.18	(0.02)	0.16	(0.26)	(0.13)	(0.39)	10.97	1.35	125	0.51		0.85	1.61	8
2021	10.34	0.06	1.00	1.06	(0.15)	(0.05)	(0.20)	11.20	10.35	342	0.51		0.85	0.58	20

.

*	Per share calculations were performed using average shares.
**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Includes return of capital less than $0.005.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.46%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.26%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.01%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.51%.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the years ended March 31,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2025	$12.08	$0.42	$0.61	$1.03	$(0.63)	$(0.32)	$(0.95)	$12.16	8.88%	$15,682	0.38	%(1)	0.68%	3.43%	14%
2024	11.90	0.59	0.63	1.22	(0.69)	(0.35)	(1.04)	12.08	10.88	17,824	0.35		0.65	5.01	16
2023	13.37	0.43	(1.21)	(0.78)	(0.69)	—	(0.69)	11.90	(5.78)	19,239	0.35		0.62	3.51	21
2022	12.78	0.32	0.80	1.12	(0.53)	—	(0.53)	13.37	8.90	27,191	0.35		0.60	2.38	12
2021	10.46	0.30	2.42	2.72	(0.40)	—	(0.40)	12.78	26.55	29,156	0.35		0.60	2.57	23
Moderate Strategy Fund
Class F
2025	$11.44	$0.34	$0.40	$0.74	$(0.40)	$—	$(0.40)	$11.78	6.59%	$76,467	0.32	%(2)	0.66%	2.93%	19%
2024	11.02	0.33	0.43	0.76	(0.34)	—	(0.34)	11.44	7.08	84,082	0.31		0.64	2.98	27
2023	12.65	0.48	(1.09)	(0.61)	(0.50)	(0.52)	(1.02)	11.02	(4.62)	93,455	0.31		0.62	4.13	16
2022	12.87	0.33	0.11	0.44	(0.53)	(0.13)	(0.66)	12.65	3.30	120,332	0.31		0.60	2.53	11
2021	11.37	0.13	1.71	1.84	(0.22)	(0.12)	(0.34)	12.87	16.32	142,002	0.31		0.60	1.08	33
Class D
2025	$11.43	$0.21	$0.44	$0.65	$(0.29)	$—	$(0.29)	$11.79	5.79%	$79	1.07	%(3)	1.41%	1.79%	19%
2024	11.00	0.26	0.43	0.69	(0.26)	—	(0.26)	11.43	6.39	203	1.06		1.40	2.32	27
2023	12.63	0.40	(1.10)	(0.70)	(0.41)	(0.52)	(0.93)	11.00	(5.39)	221	1.06		1.37	3.46	16
2022	12.83	0.03	0.32	0.35	(0.42)	(0.13)	(0.55)	12.63	2.61	266	1.06		1.35	0.24	11
2021	11.34	0.05	1.69	1.74	(0.13)	(0.12)	(0.25)	12.83	15.40	3,908	1.06		1.35	0.38	33
Class I
2025	$11.84	$0.34	$0.40	$0.74	$(0.37)	$—	$(0.37)	$12.21	6.36%	$2,222	0.57	%(4)	0.91%	2.82%	19%
2024	11.39	0.32	0.45	0.77	(0.32)	—	(0.32)	11.84	6.85	1,867	0.56		0.90	2.81	27
2023	13.04	0.50	(1.16)	(0.66)	(0.47)	(0.52)	(0.99)	11.39	(4.90)	2,050	0.56		0.86	4.22	16
2022	13.24	0.35	0.07	0.42	(0.49)	(0.13)	(0.62)	13.04	3.10	1,894	0.56		0.85	2.58	11
2021	11.70	0.11	1.74	1.85	(0.19)	(0.12)	(0.31)	13.24	15.91	2,409	0.56		0.85	0.87	33
Moderate Strategy Allocation Fund
Class F
2025	$17.69	$0.47	$0.98	$1.45	$(0.76)	$(1.27)	$(2.03)	$17.11	8.59%	$41,252	0.36	%(1)	0.66%	2.68%	13%
2024	17.30	0.61	1.44	2.05	(0.69)	(0.97)	(1.66)	17.69	12.60	52,299	0.35		0.64	3.54	13
2023	19.78	0.47	(1.24)	(0.77)	(0.65)	(1.06)	(1.71)	17.30	(3.70)	54,442	0.35		0.62	2.60	16
2022	19.71	0.38	1.36	1.74	(0.77)	(0.90)	(1.67)	19.78	8.94	67,097	0.35		0.59	1.90	15
2021	15.94	0.35	4.67	5.02	(0.43)	(0.82)	(1.25)	19.71	32.25	68,502	0.35		0.60	1.92	17

*	Per share calculations were performed using average shares.
**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.31%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.56%.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the years ended March 31,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F
2025	$13.92	$0.18	$0.83	$1.01	$(0.23)		$—	$(0.23)	$14.70	7.32%	$87,724	0.36	%(1)	0.66%	1.27%	45%
2024	12.52	0.23	1.67	1.90	(0.28	)(2)	(0.22)	(0.50)	13.92	15.56	97,357	0.35		0.65	1.77	18
2023	16.05	0.43	(1.72)	(1.29)	(0.46)		(1.78)	(2.24)	12.52	(7.29)	109,345	0.35		0.62	3.12	20
2022	17.09	0.47	(0.02)	0.45	(0.95)		(0.54)	(1.49)	16.05	2.19	139,099	0.35		0.59	2.69	18
2021	12.41	0.19	5.16	5.35	(0.28)		(0.39)	(0.67)	17.09	43.43	154,482	0.35		0.60	1.25	19
Class D
2025	$13.55	$0.08	$0.80	$0.88	$(0.14)		$—	$(0.14)	$14.29	6.50%	$1,716	1.11	%(3)	1.41%	0.57%	45%
2024	12.21	0.14	1.61	1.75	(0.19	)(4)	(0.22)	(0.41)	13.55	14.61	1,806	1.10		1.40	1.09	18
2023	15.73	0.33	(1.68)	(1.35)	(0.39)		(1.78)	(2.17)	12.21	(7.88)	1,287	1.10		1.37	2.43	20
2022	16.83	(0.31)	0.62	0.31	(0.87)		(0.54)	(1.41)	15.73	1.35	1,470	1.10		1.34	(1.75)	18
2021	12.25	0.09	5.07	5.16	(0.19)		(0.39)	(0.58)	16.83	42.37	19,093	1.10		1.35	0.57	19
Class I
2025	$13.36	$0.15	$0.79	$0.94	$(0.20)		$—	$(0.20)	$14.10	7.06%	$6,238	0.61	%(5)	0.91%	1.06%	45%
2024	12.04	0.21	1.58	1.79	(0.25	)(6)	(0.22)	(0.47)	13.36	15.22	6,163	0.60		0.90	1.71	18
2023	15.52	0.40	(1.67)	(1.27)	(0.43)		(1.78)	(2.21)	12.04	(7.47)	6,652	0.60		0.87	3.02	20
2022	16.58	0.46	(0.07)	0.39	(0.91)		(0.54)	(1.45)	15.52	1.89	6,977	0.60		0.84	2.71	18
2021	12.05	0.15	5.01	5.16	(0.24)		(0.39)	(0.63)	16.58	43.13	9,861	0.60		0.85	1.04	19
Tax-Managed Aggressive Strategy Fund
Class F
2025	$25.64	$0.43	$0.64	$1.07	$(0.47)		$(0.80)	$(1.27)	$25.44	4.21%	$80,762	0.36	%(1)	0.66%	1.65%	6%
2024	22.66	0.44	3.85	4.29	(0.48)		(0.83)	(1.31)	25.64	19.53	80,821	0.35		0.65	1.86	6
2023	26.61	0.36	(1.81)	(1.45)	(0.46)		(2.04)	(2.50)	22.66	(5.03)	71,034	0.35		0.62	1.51	10
2022	26.03	0.34	1.26	1.60	(0.52)		(0.50)	(1.02)	26.61	6.00	87,208	0.35		0.59	1.24	8
2021	17.53	0.27	9.21	9.48	(0.31)		(0.67)	(0.98)	26.03	54.85	86,953	0.35		0.60	1.22	8
Core Market Strategy Fund
Class F
2025	$10.33	$0.26	$0.38	$0.64	$(0.30	)^	$—	$(0.30)	$10.67	6.28%	$36,344	0.36	%(1)	0.66%	2.43%	27%
2024	9.71	0.27	0.64	0.91	(0.29)		—	(0.29)	10.33	9.61	40,971	0.35		0.65	2.74	19
2023	11.57	0.42	(1.25)	(0.83)	(0.47)		(0.56)	(1.03)	9.71	(6.91)	44,314	0.35		0.62	4.05	16
2022	12.52	0.39	(0.11)	0.28	(0.64)		(0.59)	(1.23)	11.57	1.81	65,450	0.35		0.60	3.09	15
2021	10.33	0.17	2.56	2.73	(0.30)		(0.24)	(0.54)	12.52	26.72	78,990	0.35		0.60	1.40	16
Class I
2025	$12.13	$0.34	$0.43	$0.77	$(0.29	)^	$—	$(0.29)	$12.61	6.44%	$—	0.01	%††	0.01%††	2.72%	27%
2024	11.29	0.36	0.77	1.13	(0.29)		—	(0.29)	12.13	10.15	—	—	††	— ††	3.15	19
2023	13.16	0.61	(1.47)	(0.86)	(0.45)		(0.56)	(1.01)	11.29	(6.31)	—	(0.01	)‡	— ‡	5.16	16
2022	14.03	0.71	(0.38)	0.33	(0.61)		(0.59)	(1.20)	13.16	2.01	—	0.56		0.65	4.89	15
2021	11.45	0.10	3.01	3.11	(0.29)		(0.24)	(0.53)	14.03	27.44	2	0.33	‡	0.38 ‡	0.70	16

*	Per share calculations were performed using average shares.
**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.90% excluding waivers).
‡	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.85% excluding waivers).
^	Includes return of capital less than $0.005.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(2)	Includes a return of capital of $0.04 per share.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.
(4)	Includes a return of capital of $0.02 per share.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
(6)	Includes a return of capital of $0.03 per share.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the years ended March 31,

For a Share Outstanding Throughout Each Year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund
Class F
2025	$20.91	$0.34	$0.54	$0.88	$(0.37)	$(1.95)	$(2.32)	$19.47	4.23%	$19,516	0.37	%(1)	0.67%	1.62%	13%
2024	18.69	0.36	3.16	3.52	(0.40)	(0.90)	(1.30)	20.91	19.49	21,303	0.35		0.64	1.87	6
2023	21.81	0.29	(1.47)	(1.18)	(0.38)	(1.56)	(1.94)	18.69	(5.04)	21,251	0.35		0.61	1.52	7
2022	22.35	0.29	1.12	1.41	(0.44)	(1.51)	(1.95)	21.81	5.98	25,419	0.35		0.60	1.24	9
2021	15.31	0.24	8.00	8.24	(0.27)	(0.93)	(1.20)	22.35	54.79	25,876	0.35		0.60	1.23	5
Market Growth Strategy Fund
Class F
2025	$12.23	$0.26	$0.54	$0.80	$(0.30)	$(0.24)	$(0.54)	$12.49	6.68%	$99,806	0.36	%(1)	0.66%	2.04%	35%
2024	11.29	0.28	1.04	1.32	(0.32)	(0.06)	(0.38)	12.23	11.93	113,299	0.35		0.65	2.47	20
2023	13.62	0.50	(1.48)	(0.98)	(0.52)	(0.83)	(1.35)	11.29	(6.78)	124,296	0.35		0.62	4.15	18
2022	14.60	0.46	—	0.46	(0.80)	(0.64)	(1.44)	13.62	2.71	159,472	0.35		0.59	3.06	13
2021	11.42	0.18	3.56	3.74	(0.29)	(0.27)	(0.56)	14.60	33.05	184,903	0.35		0.60	1.34	13
Class D
2025	$12.12	$0.15	$0.55	$0.70	$(0.18)	$(0.24)	$(0.42)	$12.40	5.89%	$375	1.11	%(2)	1.41%	1.23%	35%
2024	11.19	0.18	1.04	1.22	(0.23)	(0.06)	(0.29)	12.12	11.05	454	1.10		1.39	1.55	20
2023	13.52	0.41	(1.47)	(1.06)	(0.44)	(0.83)	(1.27)	11.19	(7.49)	1,726	1.10		1.37	3.42	18
2022	14.51	0.12	0.23	0.35	(0.70)	(0.64)	(1.34)	13.52	1.99	2,003	1.10		1.35	0.83	13
2021	11.36	0.07	3.55	3.62	(0.20)	(0.27)	(0.47)	14.51	32.00	5,307	1.10		1.35	0.56	13
Class I
2025	$11.97	$0.23	$0.53	$0.76	$(0.27)	$(0.24)	$(0.51)	$12.22	6.48%	$1,899	0.61	%(3)	0.91%	1.91%	35%
2024	11.06	0.24	1.02	1.26	(0.29)	(0.06)	(0.35)	11.97	11.60	2,034	0.60		0.90	2.18	20
2023	13.37	0.46	(1.45)	(0.99)	(0.49)	(0.83)	(1.32)	11.06	(7.00)	3,799	0.60		0.87	3.93	18
2022	14.36	0.48	(0.07)	0.41	(0.76)	(0.64)	(1.40)	13.37	2.42	4,691	0.60		0.85	3.25	13
2021	11.24	0.15	3.50	3.65	(0.26)	(0.27)	(0.53)	14.36	32.71	4,423	0.60		0.85	1.14	13
Market Growth Strategy Allocation Fund
Class F
2025	$27.93	$0.46	$0.71	$1.17	$(0.51)	$(1.41)	$(1.92)	$27.18	4.22%	$122,639	0.36	%(1)	0.65%	1.64%	9%
2024	24.71	0.48	4.19	4.67	(0.52)	(0.93)	(1.45)	27.93	19.50	127,912	0.35		0.64	1.87	6
2023	28.63	0.39	(1.94)	(1.55)	(0.50)	(1.87)	(2.37)	24.71	(5.06)	116,739	0.35		0.62	1.52	7
2022	28.65	0.38	1.42	1.80	(0.58)	(1.24)	(1.82)	28.63	6.06	134,399	0.35		0.59	1.25	9
2021	19.50	0.30	10.22	10.52	(0.34)	(1.03)	(1.37)	28.65	54.87	135,260	0.35		0.60	1.22	4

*	Per share calculations were performed using average shares.
**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS

March 31, 2025

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Exchange Traded Funds. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F (formerly Class A), Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of March 31, 2025, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Board has designated SIMC as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

SEI Asset Allocation Trust

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the year ended March 31, 2025, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. As of and for the year ended March 31, 2025, the Funds did not utilize forward foreign currency contracts.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive or reimburse the Funds for all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%	—	0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

SEI Asset Allocation Trust

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*

These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

The Trust will pay the Administrator the following fees at the annual rate set forth below based upon the aggregate average daily net assets of the Trust:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended March 31, 2025, the Trust has not participated in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

4. CAPITAL SHARE TRANSACTIONS

For the year ended March 31, Capital Share transactions for the Funds were as follows (Thousands):

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Shares Issued and Redeemed:
Class F:
Shares Issued	107	589	15	10	188	147	58	90
Shares Issued in Lieu of Cash Distributions	38	41	10	15	117	135	98	127
Shares Redeemed	(308)	(822)	(105)	(95)	(540)	(1,757)	(341)	(359)
Total Class F Transactions	(163)	(192)	(80)	(70)	(235)	(1,475)	(185)	(142)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(4)	—	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(4)	—	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	2	11	N/A	N/A	—	1	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	—	N/A	N/A	—	—	N/A	N/A
Shares Redeemed	—	(3)	N/A	N/A	(1)	(4)	N/A	N/A
Total Class I Transactions	3	8	N/A	N/A	(1)	(3)	N/A	N/A
Decrease in Capital Shares	(160)	(184)	(80)	(70)	(240)	(1,478)	(185)	(142)

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Shares Issued and Redeemed:
Class F:
Shares Issued	610	381	50	115	269	228	63	46
Shares Issued in Lieu of Cash Distributions	229	237	298	265	97	280	131	156
Shares Redeemed	(1,697)	(1,754)	(894)	(571)	(1,393)	(2,242)	(172)	(184)
Total Class F Transactions	(858)	(1,136)	(546)	(191)	(1,027)	(1,734)	22	18
Shares Issued and Redeemed:
Class D:
Shares Issued	2	3	N/A	N/A	14	39	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	3	N/A	N/A
Shares Redeemed	(13)	(5)	N/A	N/A	(28)	(14)	N/A	N/A
Total Class D Transactions	(11)	(2)	N/A	N/A	(13)	28	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	23	24	N/A	N/A	30	122	N/A	N/A
Shares Issued in Lieu of Cash Distributions	6	4	N/A	N/A	7	16	N/A	N/A
Shares Redeemed	(5)	(50)	N/A	N/A	(56)	(229)	N/A	N/A
Total Class I Transactions	24	(22)	N/A	N/A	(19)	(91)	N/A	N/A
Increase (Decrease) in Capital Shares	(845)	(1,160)	(546)	(191)	(1,059)	(1,797)	22	18

SEI Asset Allocation Trust

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	2025	2024	2025	2024	2025	2024	2025	2024
Shares Issued and Redeemed:
Class F:
Shares Issued	242	86	29	7	768	457	39	93
Shares Issued in Lieu of Cash Distributions	103	124	95	63	357	310	264	234
Shares Redeemed	(901)	(810)	(141)	(188)	(2,398)	(2,511)	(370)	(471)
Total Class F Transactions	(556)	(600)	(17)	(118)	(1,273)	(1,744)	(67)	(144)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	7	4	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	1	3	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(15)	(124)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(7)	(117)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	—	N/A	N/A	18	37	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	7	5	N/A	N/A
Shares Redeemed	—	—	N/A	N/A	(40)	(216)	N/A	N/A
Total Class I Transactions	—	—	N/A	N/A	(15)	(174)	N/A	N/A
Decrease in Capital Shares	(556)	(600)	(17)	(118)	(1,295)	(2,035)	(67)	(144)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the year ended March 31, 2025 were as follows ($ Thousands):

Total

Defensive Strategy Fund
Purchases	$1,299
Sales	2,726

Defensive Strategy Allocation Fund
Purchases	71
Sales	259

Conservative Strategy Fund
Purchases	4,138
Sales	6,345

Conservative Strategy Allocation Fund
Purchases	1,952
Sales	3,812

Moderate Strategy Fund
Purchases	16,436
Sales	25,441

Moderate Strategy Allocation Fund
Purchases	5,490
Sales	14,207

Aggressive Strategy Fund
Purchases	45,146
Sales	57,860

Tax-Managed Aggressive Strategy Fund

Total
Purchases	9,441
Sales	5,074

Core Market Strategy Fund
Purchases	10,886
Sales	16,336

Core Market Strategy Allocation Fund
Purchases	2,633
Sales	3,315

Market Growth Strategy Fund
Purchases	39,115
Sales	56,079

Market Growth Strategy Allocation Fund
Purchases	13,218
Sales	11,755

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to reclassification of short-term capital gains received from affiliated funds and the reclassification of distributions. The Core Market Strategy Fund has a return of capital distribution of $9 and this amount has been charge/credit to distributable earnings and paid in capital accounts.

These classifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended March 31, 2025 and March 31, 2024 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Return of Capital		Totals
	2025	2024	2025	2024	2025	2024	2025	2024
Defensive Strategy Fund	$383	$409	$–	$–	$–	$–	$383	$409
Defensive Strategy Allocation Fund	117	187	–	–	–	–	117	187
Conservative Strategy Fund	1,233	1,401	–	–	–	–	1,233	1,401
Conservative Strategy Allocation Fund	884	1,084	419	531	–	–	1,303	1,615
Moderate Strategy Fund	2,781	2,768	–	–	–	–	2,781	2,768
Moderate Strategy Allocation Fund	2,323	2,102	3,257	2,788	–	–	5,580	4,890
Aggressive Strategy Fund	1,558	2,001	–	1,735	–	285	1,558	4,021
Tax-Managed Aggressive Strategy Fund	1,603	1,561	2,373	2,509	–	–	3,976	4,070
Core Market Strategy Fund	1,113	1,251	–	–	9	–	1,122	1,251
Core Market Strategy Allocation Fund	396	465	1,878	914	–	–	2,274	1,379
Market Growth Strategy Fund	2,665	3,229	1,980	544	–	–	4,645	3,773
Market Growth Strategy Allocation Fund	2,448	2,523	6,101	4,161	–	–	8,549	6,684

As of March 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Late Year Ordinary Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$46	$—	$(262)	$—	$—	$1	$58	$(157)
Defensive Strategy Allocation Fund	5	—	(1,704)	—	—	2	(92)	(1,789)
Conservative Strategy Fund	23	—	(1,827)	—	—	—	(896)	(2,700)
Conservative Strategy Allocation Fund	59	535	—	—	—	(1)	238	831
Moderate Strategy Fund	525	—	(2,489)	—	—	2	(4,373)	(6,335)
Moderate Strategy Allocation Fund	153	3,214	—	—	—	(1)	6,108	9,474
Aggressive Strategy Fund	218	6,147	—	—	—	—	3,537	9,902
Tax-Managed Aggressive Strategy Fund	18	5,562	—	—	—	(29)	33,301	38,852
Core Market Strategy Fund	—	—	(945)	—	—	(1)	(1,793)	(2,739)
Core Market Strategy Allocation Fund	10	1,663	—	—	(8)	—	9,360	11,025
Market Growth Strategy Fund	—	831	—	—	—	(1)	(1,839)	(1,009)
Market Growth Strategy Allocation Fund	31	10,084	—	—	(57)	—	52,863	62,921

Post October losses represent losses realized on investment transactions from November 1, 2024 through March 31, 2025, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2025 through March 31,	2025, and specified losses realized on investment transactions from November 1, 2024 through March 31, 2025, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

SEI Asset Allocation Trust

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Funds had capital loss carryforwards at March 31, 2025 as follows ($ Thousands):

	Short-Term	Long-Term	Total
Defensive Strategy Fund	$21	$241	$262
Defensive Strategy Allocation Fund	545	1,159	1,704
Conservative Strategy Fund	18	1,809	1,827
Moderate Strategy Fund	258	2,231	2,489
Core Market Strategy Fund	382	563	945

Amounts designated as “—“ are $0 or have been rounded to $0.

During the year ended March 31, 2025, the Defensive Strategy Fund, Conservative Strategy Fund, Market Growth Strategy Fund , Moderate Strategy Fund, Core Market Strategy Fund and Aggressive Strategy Fund utilized $42 (000), $397 (000), $3,960 (000), $1,120 (000), $1,916 (000) and $4,357 (000), respectively, in capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of investments owned at March 31, 2025, and the net realized gains or losses on investments sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at March 31, 2025, was as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Defensive Strategy Fund	$8,884	$240	$(182)	$58
Defensive Strategy Allocation Fund	1,745	—	(92)	(92)
Conservative Strategy Fund	31,652	860	(1,756)	(896)
Conservative Strategy Allocation Fund	15,444	2,087	(1,849)	238
Moderate Strategy Fund	83,149	2,256	(6,629)	(4,373)
Moderate Strategy Allocation Fund	35,147	10,705	(4,597)	6,108
Aggressive Strategy Fund	92,162	10,267	(6,730)	3,537
Tax-Managed Aggressive Strategy Fund	47,469	36,338	(3,037)	33,301
Core Market Strategy Fund	38,140	2,295	(4,088)	(1,793)
Core Market Strategy Allocation Fund	10,158	10,137	(777)	9,360
Market Growth Strategy Fund	103,937	8,044	(9,883)	(1,839)
Market Growth Strategy Allocation Fund	69,788	58,367	(5,504)	52,863

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset Allocation Risk — The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2025

heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund or an Underlying SEI Fund to sell such investments at inopportune times, which could result in losses to the Fund or an Underlying SEI Fund.

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange listed stocks.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. Generally, the value of the Underlying SEI Funds’ fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by an Underlying SEI Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended

SEI Asset Allocation Trust

(1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Currency Risk — As a result of the Fund's and certain Underlying SEI Funds' investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread Fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments,

particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Underlying SEI Fund’s and, in turn, the Fund’s value may fluctuate and/or the Underlying SEI Fund and the Fund may experience increased redemptions from shareholders, which may impact the Underlying SEI Fund’s and the Fund’s liquidity or force the Underlying SEI Fund and the Fund to sell securities into a declining or illiquid market.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2025

the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of March 31, 2025, SPTC held of record the following:

Defensive Strategy Fund - Class F	57%
Defensive Strategy Allocation Fund - Class F	82%
Conservative Strategy Fund - Class F	84%
Conservative Strategy Fund - Class D	100%
Conservative Strategy Allocation Fund - Class F	86%
Moderate Strategy Fund - Class F	85%
Moderate Strategy Fund - Class D	59%
Moderate Strategy Allocation Fund - Class F	83%
Aggressive Strategy Fund - Class D	89%
Aggressive Strategy Fund - Class F	61%
Tax-Managed Aggressive Strategy Fund - Class F	88%
Core Market Strategy Fund - Class F	94%
Core Market Strategy Allocation Fund - Class F	92%
Market Growth Strategy Fund - Class F	86%
Market Growth Strategy Fund - Class D	46%
Market Growth Strategy Allocation Fund - Class F	81%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new

standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Asset Allocation Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Asset Allocation Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Asset Allocation Trust, comprised of Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund, and Market Growth Strategy Allocation Fund (collectively, the Funds), including the schedules of investments, as of March 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of March 31, 2025, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

May 28, 2025

SEI Asset Allocation Trust

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a March 31, 2025 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2025 year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2025, the funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year:

Fund	(A) Return of Capital	(B) Long-Term Capital Gains Distributions (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction (1)
Defensive Strategy Fund	0.00%	0.00%	100.00%	100.00%	3.49%
Defensive Strategy Allocation Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Conservative Strategy Fund	0.00%	0.00%	100.00%	100.00%	7.42%
Conservative Strategy Allocation Fund	0.00%	32.17%	67.83%	100.00%	14.77%
Moderate Strategy Fund	0.00%	0.00%	100.00%	100.00%	11.04%
Moderate Strategy Allocation Fund	0.00%	58.37%	41.63%	100.00%	26.22%
Aggressive Strategy Fund	0.00%	0.00%	100.00%	100.00%	28.24%
Tax-Managed Aggressive Strategy Fund	0.00%	59.67%	40.33%	100.00%	34.83%
Core Market Strategy Fund	0.77%	0.00%	99.23%	100.00%	11.84%
Core Market Strategy Allocation Fund	0.00%	82.58%	17.42%	100.00%	34.80%
Market Growth Strategy Fund	0.00%	42.64%	57.36%	100.00%	16.20%
Market Growth Strategy Allocation Fund	0.00%	71.37%	28.63%	100.00%	36.00%

Fund	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gains Distribution (5)	Qualifying Business Income (6)
Defensive Strategy Fund	5.74%	23.87%	63.99%	0.00%	0.28%
Defensive Strategy Allocation Fund	0.00%	0.00%	14.12%	0.00%	0.00%
Conservative Strategy Fund	10.83%	0.00%	3.52%	0.00%	0.00%
Conservative Strategy Allocation Fund	15.69%	0.00%	9.47%	100.00%	0.00%
Moderate Strategy Fund	16.44%	0.00%	15.52%	0.00%	0.00%
Moderate Strategy Allocation Fund	31.38%	0.00%	3.90%	100.00%	0.00%
Aggressive Strategy Fund	32.29%	0.00%	0.00%	100.00%	0.00%
Tax-Managed Aggressive Strategy Fund	65.10%	0.00%	1.43%	100.00%	0.00%
Core Market Strategy Fund	16.26%	0.00%	1.85%	0.00%	0.00%
Core Market Strategy Allocation Fund	62.84%	0.29%	26.92%	100.00%	0.00%
Market Growth Strategy Fund	20.46%	14.89%	53.11%	100.00%	0.86%
Market Growth Strategy Allocation Fund	64.68%	0.29%	28.72%	100.00%	0.00%

Items (A), (B) and (C) are based on the percentage of the Funds total distribution.

(1)	The percentage in this column represents dividends which qualify for the Corporate “Dividends Received Deduction,” and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” and is reflected as a perecentage of ordinary income distributions (the total of short-term capital gain and net investment income distrubtions). It is the intention of the Fund to designate the maximum amount permitted by the Law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, and New York, the statutory threshold requirements were not met.

SEI Asset Allocation Trust

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents that amount of ordinary dividend income that qualifed for 20% Business Income Deduction.

SEI Asset Allocation Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on December 18, 2024, shareholders of the SEI Asset Allocation Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continued to serve as a Trustee until his retirement on May 31, 2025.

Proposal 1 - To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	14,845,643	315,398	N/A	N/A
Nina Lesavoy	14,910,885	250,157	N/A	N/A
James M. Williams	14,846,784	314,258	N/A	N/A
James B. Taylor	14,870,263	290,779	N/A	N/A
Susan C. Cote	14,910,885	250,157	N/A	N/A
Christine Reynolds	14,910,885	250,157	N/A	N/A
Thomas Melendez	14,846,877	314,165	N/A	N/A
Dennis J. McGonigle	14,861,707	299,335	N/A	N/A
Eli Powell Niepoky	14,887,803	273,240	N/A	N/A
Kimberly Walker	14,918,150	242,893	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Asset Allocation Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”), which are primarily invested in affiliated underlying funds. The management and affairs of the Trust are supervised by the Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s investment advisory agreement be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of the investment advisory agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of the initial approval and such renewals, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an investment advisory agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve the existing Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations and the services provided pursuant to the Advisory Agreement. The Board also receives data from third parties. This information is provided in addition to the detailed information about

SEI Asset Allocation Trust

the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Advisory Agreement (the “Broadridge Report”); (vii) the level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s policies on and compliance procedures for personal securities transactions; (xi) SIMC’s expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 2–4, 2024 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of the Advisory Agreement to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Advisory Agreement would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Advisory Agreement until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Advisory Agreement, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Advisory Agreement in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. Although outside the scope of the period covered by this report, the Board’s renewal of the Advisory Agreement at the April 1-3, 2025 meeting of the Board is discussed herein, consistent with prior shareholder reports of the Funds. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings, such as the December 2-4, 2025 meeting. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement.

Nature, Extent and Quality of Services.

The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds were sufficient to support the renewal of the Advisory Agreement. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance.

In determining whether to renew the Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the

SEI Asset Allocation Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (Concluded)

Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support the renewal of the Advisory Agreement.

Fees.

With respect to the Funds’ expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses (including underlying fund expenses) for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Advisory Agreement.

Profitability.

With regard to profitability, the Trustees considered compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported the renewal of the Advisory Agreement.

Economies of Scale.

With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Asset Allocation Trust

SEI ASSET ALLOCATION TRUST ANNUAL FINANCIALS AND OTHER INFORMATION MARCH 31, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-121 (3/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the "Committee") currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not Applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & Chief Executive Officer
(Principal Executive Officer)

Date: June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & Chief Executive Officer
(Principal Executive Officer)

Date: June 5, 2025

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel, Controller & Chief Financial Officer
(Principal Financial Officer)

Date: June 5, 2025